UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1: Reports to Stockholders.

A copy of the Report to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached herewith.

Highland Funds II

Highland Global Allocation Fund

Highland Dividend Equity Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2015

Highland Funds II

Highland Global Allocation Fund

Highland Dividend Equity Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)

Net Assets as of March 31, 2015

$1.7 billion

Portfolio Data as of March 31, 2015

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Asset Classifications as of 03/31/2015 (%)(1)
U.S. Equity	32.0
Non-U.S. Government Bonds	19.5
U.S. Senior Loans	13.6
Non-U.S. Equity	11.7
Non-U.S. Exchange-Traded Funds	6.8
Non-U.S. Asset-Backed Securities	6.4
U.S. Master Limited Partnerships	2.4
Non-U.S. Corporate Bonds & Notes	2.3
Non-U.S. Senior Loans	2.2
U.S. Corporate Bonds & Notes	1.8
Non-U.S. Purchased Call Options	0.8
U.S. Purchased Call Options	0.5
U.S. Warrants	0.3
U.S. Exchange-Traded Funds	0.2
Non-U.S. Investment Companies	0.2
Non-U.S. Master Limited Partnerships	0.1
Other Investments and Assets & Liabilities(2)	(0.8)

Top 10 Holdings as of 03/31/2015 (%)(1)(3)
Argentine Republic Government International Bond 8.28%, 12/31/33 (Non-U.S. Government Bonds)	10.8
Texas Competitive Electric Holdings Co. LLC 4.66%, 10/10/17 (U.S. Senior Loans)	6.2
American Airlines Group, Inc. (U.S. Equity)	4.5
Argentine Republic Government International Bond 8.28%, 12/31/33 (Non-U.S. Government Bonds)	3.8
JetBlue Airways Corp. (U.S. Equity)	2.7
NRG Energy, Inc. (U.S. Equity)	2.5
SeaWorld Entertainment, Inc. (U.S. Equity)	2.4
iShares MSCI India, ETF (Non-U.S. Exchange-Traded Funds)	2.2
TerreStar Corporation 11.00%, 02/27/20 (U.S. Senior Loans)	2.1
Argentine Republic Government International Bond 2.50%, 12/31/2038 (Non-U.S. Government Bonds)	2.1

(1)	Asset classifications and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $160,102,789.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Dividend Equity Fund

Objective

Highland Dividend Equity Fund seeks to provide above average dividend yields with the potential for long-term capital appreciation.

Net Assets as of March 31, 2015

$16.0 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot of Highland Dividend Equity Fund at the end of the reporting period. Highland Dividend Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2015 (%)(1)
Energy	13.9
Banks	13.0
Materials	10.4
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Food, Beverage & Tobacco	7.6
Capital Goods	6.4
Utilities	5.3
Semiconductors & Semiconductor Equipment	3.9
Software & Services	3.9
Transportation	3.9
Other Investments and Assets & Liabilities(2)	24.0

Top 10 Holdings as of 03/31/2015 (%)(1)(3)
JPMorgan Chase & Co. (Common Stocks)	3.9
Microchip Technology, Inc. (Common Stocks)	3.9
Paychex, Inc. (Common Stocks)	3.9
Johnson & Johnson (Common Stocks)	3.9
United Parcel Service, Inc., Class B (Common Stocks)	3.9
General Electric Co. (Common Stocks)	3.8
Chevron Corp. (Common Stocks)	3.8
Novartis AG, ADR (Common Stocks)	3.8
Royal Dutch Shell PLC, ADR (Common Stocks)	3.7
Home Depot, Inc. (The) (Common Stocks)	2.7

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $4,246,660.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

4	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2015

$237.4 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2015 (%)(1)
Software & Services	18.1
Diversified Financials	12.5
Pharmaceuticals, Biotechnology & Life Sciences	12.4
Media	10.5
Technology Hardware & Equipment	10.0
Healthcare Equipment & Services	8.7
Retailing	8.6
Energy	3.7
Materials	3.2
Food, Beverage & Tobacco	3.1
Other Investments and Assets & Liabilities	9.2

Top 10 Holdings as of 03/31/2015 (%)(1)
Apple, Inc. (Common Stocks)	5.0
Actavis PLC (Common Stocks)	4.1
Liberty Global PLC, Series C (Common Stocks)	3.9
CME Group, Inc. (Common Stocks)	3.9
Visa, Inc. Class A (Common Stocks)	3.8
Schlumberger, Ltd. (Common Stocks)	3.7
Lowe’s Cos., Inc. (Common Stocks)	3.7
Amgen, Inc. (Common Stocks)	3.6
QUALCOMM, Inc. (Common Stocks)	3.3
Baidu, Inc., ADR (Common Stocks)	3.2

(1)	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	5

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2015

$44.3 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2015 (%)(1)
Software & Services	13.4
Healthcare Equipment & Services	9.4
Banks	8.8
Capital Goods	6.5
Commercial & Professional Services	6.3
Materials	6.1
Real Estate	5.8
Retailing	5.6
Transportation	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Consumer Services	3.9
Other Investments and Assets & Liabilities(2)	25.9

Top 10 Holdings as of 03/31/2015 (%)(1)(3)
MEDNAX, Inc. (Common Stocks)	2.6
Jarden Corp. (Common Stocks)	2.4
Blackbaud, Inc. (Common Stocks)	2.4
ICON PLC (Common Stocks)	2.4
Raymond James Financial, Inc. (Common Stocks)	2.3
HCC Insurance Holdings, Inc. (Common Stocks)	2.2
Old Dominion Freight Line, Inc. (Common Stocks)	2.2
Applied Industrial Technologies, Inc. (Common Stocks)	2.1
Genesee & Wyoming, Inc., Class A (Common Stocks)	2.0
BioMed Realty Trust, Inc., REIT (Common Stocks)	1.9

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $12,333,045.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

6	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2015

$71.4 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2015 (%)(1)(2)
AAA	3.7
AA	68.0
A	11.2
BBB	7.2
BB	3.1
B	3.4
CCC	0.8
Not Rated	2.6

Sector Classifications as of 03/31/2015 (%)(1)
Common Stocks	62.1
Registered Investment Companies	14.6
Agency Mortgage-Backed Securities	6.2
Corporate Bonds & Notes	2.4
U.S. Treasuries	2.1
Foreign Corporate Bonds & Notes	1.2
Preferred Stocks	1.2
Non-Agency Collateralized Mortgage-Backed Securities	0.7
Agency Collateralized Mortgage Obligations	0.0	†
Asset-Backed Securities	0.0	†
Other Investments and Assets & Liabilities(3)	9.5

Top 10 Holdings as of 03/31/2015 (%)(1)(2)
American Express Co. (Common Stocks)	3.7
Pfizer, Inc. (Common Stocks)	3.6
PIMCO Dynamic Credit Income Fund (Registered Investment Companies)	3.4
QUALCOMM, Inc. (Common Stocks)	2.6
GlaxoSmithKline PLC, ADR (Common Stocks)	2.5
Colt Group SA (Common Stocks)	2.4
Time Warner, Inc. (Common Stocks)	2.4
Heineken Holding NV (Common Stocks)	2.3
Roche Holding AG, ADR (Common Stocks)	2.3
DoubleLine Income Solutions Fund (Registered Investment Companies)	2.3

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $16,903,372.

†	Less than 0.05%.

Semi-Annual Report	7

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

Objective

Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with the preservation of capital.

Net Assets as of March 31, 2015

$20.4 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2015 (%)(1)
AAA	18.0
AA	42.9
A	32.3
Not Rated	6.8

Sector Classifications as of 03/31/2015 (%)(1)
Municipal Bonds & Notes	81.9
Other Investments and Assets & Liabilities	18.1

Top 10 Holdings as of 03/31/2015 (%)(1)
City of Atlanta, GA Water & Wastewater 5.75%, 11/01/30 (Municipal Bonds & Notes)	3.2
California State Department of Water Resources 5.00%, 12/01/21 (Municipal Bonds & Notes)	3.0
Town of Fairfield, CT 5.00%, 01/01/21 (Municipal Bonds & Notes)	2.9
Regional Transportation District, CO Sales Tax 5.00%, 11/01/27 (Municipal Bonds & Notes)	2.9
State of Connecticut 5.00%, 01/01/22 (Municipal Bonds & Notes)	2.9
Alaska Housing Finance Corp. 5.00%, 12/01/27 (Municipal Bonds & Notes)	2.9
City of Charlotte, NC 5.00%, 06/01/23 (Municipal Bonds & Notes)	2.9
County of Shelby, TN 5.00%, 03/01/21 (Municipal Bonds & Notes)	2.9
Missouri Highway & Transportation Commission 5.00%, 05/01/21 (Municipal Bonds & Notes)	2.9
State of Hawaii Airports System 5.25%, 07/01/24 (Municipal Bonds & Notes)	2.9

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

8	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2015

$146.7 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2015 (%)(1)(2)
AAA	1.8
AA	52.2
A	13.5
BBB	15.0
BB	6.9
B	2.7
CCC	0.2
CC	0.2
Not Rated	7.5

Sector Classifications as of 03/31/2015 (%)(1)
Corporate Bonds & Notes	25.5
Agency Mortgage-Backed Securities	21.3
U.S. Government Agencies	15.5
Foreign Corporate Bonds & Notes	8.1
Registered Investment Companies	5.2
Preferred Stocks	4.3
Non-Agency Collateralized Mortgage-Backed Securities	3.7
U.S. Treasuries	1.8
Common Stocks	1.6
Municipal Bonds & Notes	1.4
Sovereign Bonds	0.6
Non-Agency Collateralized Mortgage Obligations	0.5
Asset-Backed Securities	0.2
Agency Collateralized Mortgage Obligations	0.2
Other Investments and Assets & Liabilities(3)	10.1

Top 10 Holdings as of 03/31/2015 (%)(1)(2)
Federal National Mortgage Assoc. 4.50%, 09/01/40 (Agency Mortgage-Backed Securities)	2.5
Federal National Mortgage Assoc. 3.00%, 05/01/43 (Agency Mortgage-Backed Securities)	2.4
Federal Home Loan Bank 1.25%, 05/28/19 (U.S. Government Agencies)	2.3
Federal Farm Credit Bank 2.25%, 12/01/20 (U.S. Government Agencies)	2.1
Government National Mortgage Assoc. 3.50%, 05/20/43 (Agency Mortgage-Backed Securities)	1.9
Government National Mortgage Assoc. 4.00%, 01/20/41 (Agency Mortgage-Backed Securities)	1.8
Federal Home Loan Bank 1.00%, 11/26/19 (U.S. Government Agencies)	1.7
Federal Home Loan Bank 1.00%, 11/20/19 (U.S. Government Agencies)	1.7
Federal Home Loan Bank 1.75%, 07/16/24 (U.S. Government Agencies)	1.6
Federal National Mortgage Assoc. 3.00%, 6/01/43 (U.S. Government Agencies)	1.5

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $9,828,933.

Semi-Annual Report	9

FINANCIAL STATEMENTS

March 31, 2015

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

10	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 13.6%

AEROSPACE - 0.1%
1,484,810	Sequa Corp. Initial Term Loan B 5.25%, 06/19/2017	1,385,053

ENERGY - 1.4%
1,477,849	Arch Coal, Inc. Term Loan B 6.25%, 05/16/2018	1,147,180
3,992,262	Azure Midstream Energy LLC Term Loan 11/15/2018 (b)	3,807,620
8,166,952	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	7,611,599
16,516,671	Fieldwood Energy LLC Second Lien Term Loan 09/30/2020 (b)	12,169,318

		24,735,717

GAMING & LEISURE - 0.0%
947,668	Caesars Entertainment Operating Co. Extended Term Loan B-6 (c)(d)	—

HEALTHCARE - 0.5%
4,500,000	Accellent, Inc. Second Lien Initial Term Loan 7.50%, 03/11/2022	4,300,312
765,385	Akorn, Inc. Term Loan B 4.50%, 04/16/2021	770,172
2,960,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	2,932,857

		8,003,341

INFORMATION TECHNOLOGY - 0.0%
529,621	RP Crown Parent LLC First Lien New Term Loan 12/21/2018 (b)	522,615

SERVICE - 0.1%
1,725,179	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	1,734,883

TELECOMMUNICATIONS - 5.3%
18,506,103	TerreStar Corporation Term Loan 8.50%, 10/14/2017 (d)	18,707,819
35,395,558	Term Loan A 11.00%, 02/27/2020 (d)	35,395,558
35,395,558	Term Loan B 11.00%, 02/27/2020 (d)	35,781,370

		89,884,747

UTILITY - 6.2%
1,000,000	Granite Acquisition Inc. Second Lien Term Loan 8.25%, 12/19/2022	1,016,875

Principal Amount ($)		Value ($)

UTILITY (continued)
175,750,000	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan 10/10/2017 (b)	105,823,469

		106,840,344

	Total U.S. Senior Loans (Cost $242,517,119)	233,106,700

Non-U.S. Senior Loans (a)(e) - 2.2%

BROADCASTING - 0.2%
3,928,571	iHeartCommunications, Inc. Tranche D Term Loan 6.93%, 01/30/2019	3,743,319

ENERGY - 0.9%
2,636,165	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021	2,022,848
11,218,687	Drillships Ocean Ventures Inc. Tranche B-1 Term Loan 5.50%, 07/25/2021	9,395,651
4,974,811	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021	3,966,093

		15,384,592

GAMING & LEISURE - 0.1%
2,945,277	Caesars Entertainment Operating Co. Extended Term Loan B-6 03/01/2017 (b)	2,717,489

HEALTHCARE - 0.3%
716,791	Auris Luxembourg III S.a.r.l. Term Loan B 5.50%, 01/17/2022	726,873
3,758,898	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,759,837

		4,486,710

MANUFACTURING - 0.1%
66,154	Doncasters US Finance LLC Term B Loans 4.50%, 04/09/2020	66,361
1,103,448	Second Lien Term Loan 9.50%, 10/09/2020	1,102,069
526,316	Husky Injection Molding Systems Ltd. Second Lien Term Loan 7.25%, 06/30/2022	517,545

		1,685,975

RETAIL - 0.1%
997,500	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 04/24/2020 (b)	930,443

SERVICE - 0.4%
12,959,265	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	6,967,419

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Senior Loans (continued)

TRANSPORTATION - 0.1%
1,752,627	OSG International, Inc. Initial Term Loan 5.75%, 08/05/2019	1,759,199

	Total Non-U.S. Senior Loans (Cost $38,803,637)	37,675,146

Non-U.S. Asset-Backed Securities (e)(f)(g) - 6.4%
12,000,000	Acis CLO, Ltd. Series 2014-5A, Class D 4.56%, 11/01/2026	11,640,000
4,000,000	Series 2013-2A, Class E 5.18%, 10/14/2022	3,794,000
4,000,000	Series 2014-4A, Class F 5.38%, 05/01/2026	3,120,000
6,000,000	Series 2014-4A, Class D 3.33%, 05/01/2026	5,340,000
1,500,000	Allegro CLO II, Ltd. Series 2014-1A, Class C 4.41%, 01/21/2027	1,445,700
1,300,000	Series 2014-1A, Class D 6.06%, 01/21/2027	1,166,750
2,700,000	Series 2014-1A, Class E 7.01%, 01/21/2027	2,372,760
3,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class E 5.25%, 10/15/2026	2,647,500
2,000,000	Series 2014-5A, Class F 6.15%, 10/15/2026	1,640,000
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 04/18/2027 (b)(h)	1,949,400
1,250,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.61%, 04/15/2027	1,143,750
2,000,000	BNPP IP CLO, Ltd. Series 2014-1A, Class C 3.76%, 04/24/2026	1,881,000
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 6.63%, 11/07/2026	888,000
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.00%, 04/13/2025	846,360
2,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 5.86%, 10/17/2026	1,680,000
1,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.76%, 05/01/2022	886,900
3,192,677	Series 2007-1A, Class D 3.86%, 05/01/2022	2,901,744
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.73%, 01/15/2027	1,316,250
1,500,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class D 3.90%, 01/16/2026	1,445,625

Principal Amount ($)		Value ($)
4,000,000	Series 2014-8A, Class E 5.40%, 01/16/2026	3,580,800
2,000,000	Series 2014-8A, Class F 6.05%, 01/16/2026	1,660,000
1,750,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.81%, 11/01/2021	1,578,544
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.41%, 10/22/2025	1,980,000
500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.76%, 11/20/2020	487,000
1,962,500	Highbridge Loan Management, Ltd. Series 2015-5A, Class E 5.59%, 01/29/2026	1,825,125
552,694	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.59%, 11/25/2051	541,640
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.06%, 07/22/2024	1,331,250
5,000,000	Mountain View CLO II, Ltd. Series 2006-2A, Class E 4.00%, 01/12/2021	4,611,600
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 4.16%, 01/16/2023	3,885,009
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 04/18/2021 (b)	920,700
2,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 07/15/2021 (b)	1,819,000
6,500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 08/01/2024 (b)	5,656,950
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.40%, 06/22/2025	1,782,500
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.46%, 10/15/2026	1,446,876
2,450,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.23%, 10/30/2026	2,446,325
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 11/01/2021 (b)	3,352,094
1,500,000	THL Credit Wind River CLO, Ltd. Series 2014-1A, Class E 5.20%, 04/18/2026	1,331,250
1,000,000	Series 2014-2A, Class D 4.15%, 07/15/2026	968,100
4,000,000	Series 2014-2A, Class E 5.50%, 07/15/2026	3,582,000
5,000,000	Series 2014-3A, Class E 5.84%, 01/22/2027	4,575,000
2,405,704	Tricadia CDO, Ltd. Series 2006-6A, Class B2L 5.76%, 11/05/2041	3,247,700

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Asset-Backed Securities (continued)
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.76%, 07/24/2024	820,000
2,000,000	Vibrant CLO, Ltd. Series 2015-3A, Class D 5.26%, 04/20/2026	1,727,000
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.30%, 01/16/2027	899,500
4,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.68%, 07/25/2026	3,589,600
700,000	Series 2014-2A, Class E 6.73%, 07/25/2026	626,010
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.28%, 10/17/2026	1,275,150

	Total Non-U.S. Asset-Backed Securities (Cost $110,917,478)	109,652,462

U.S. Corporate Bonds & Notes - 1.8%

AUTOMOBILES & COMPONENTS - 0.3%
30,000,000	DPH Holdings Corp. (b)(c)	1,261,500
75,000,000	DPH Holdings Corp. (b)(c)	3,056,250
25,000,000	DPH Holdings Corp. (c)	1,018,750

		5,336,500

CHEMICALS - 0.3%
7,143,000	Momentive Performance Materials, Inc. 04/24/2022 (b)	5,714,400

CONSUMER SERVICES - 0.2%
3,000,000	JC Penney Corp., Inc. 5.75%, 02/15/2018	2,850,000

ENERGY - 0.5%
1,169,000	American Energy-Permian Basin LLC 7.13%, 11/01/2020 (f)	903,052
2,189,290	7.38%, 11/01/2021 (f)	1,674,807
3,325,000	Penn Virginia Corp. 8.50%, 05/01/2020 (i)	3,142,125
4,485,000	Linn Energy LLC 6.25%, 11/01/2019	3,565,575

		9,285,559

GAMING & LEISURE - 0.0%
1,000,000	Caesars Entertainment Operating Co., Inc. (c)(d)	—

UTILITIES - 0.5%
20,000,000	Texas Competitive Electric Holdings Co., LLC (c)	1,850,000
5,000,000	Texas Competitive Electric Holdings Co., LLC (c)	462,500
6,114,042	Texas Competitive Electric Holdings Co., LLC (c)(f)	1,890,000
25,000,000	Texas Competitive Electric Holdings Co., LLC (c)	3,875,000

		8,077,500

	Total U.S. Corporate Bonds & Notes (Cost $36,580,370)	31,263,959

Principal Amount ($)		Value ($)

Non-U.S. Corporate Bonds & Notes (e) - 2.3%

BROADCASTING - 0.5%
10,615,100	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (i)	8,478,811

ENERGY - 1.3%
37,283,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)(i)	21,810,555

ENVIRONMENTAL CONTROL - 0.1%
2,000,000	Tervita Corp. 8.00%, 11/15/2018 (f)	1,785,000

GAMING & LEISURE - 0.0%
1,000,000	Caesars Entertainment Operating Co., Inc. (c)	730,000

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
3,875,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (f)	3,443,906

TELECOMMUNICATION SERVICES - 0.2%
4,500,000	Avaya, Inc. 10.50%, 03/01/2021 (f)(i)	3,847,500

	Total Non-U.S. Corporate Bonds & Notes (Cost $46,546,386)	40,095,772

Non-U.S. Government Bonds (e) - 19.5%
62,500,000	Argentine Republic Government International Bond 2.50%, 12/31/2038 (c)(i)	35,625,000
33,026,478	7.82%, 12/31/2033 (c)(i)	33,608,228
4,128,311	7.82%, 12/31/2033 (c)	4,201,030
183,667,126	8.28%, 12/31/2033 (c)(i)	184,677,295
65,895,826	8.28%, 12/31/2033 (c)	64,577,909
10,500,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2016 (b)	2,986,690
3,432,000	Brazil Letras Financeiras do Tesouro 1.00%, 09/07/2015 (g)	7,218,236

	Total Non-U.S. Government Bonds (Cost $289,329,403)	332,894,388

Shares

U.S. Equity - 32.1%

BANKS - 0.3%
72,600	CIT Group, Inc.	3,275,712
102,131	Hilltop Holdings, Inc. (j)	1,985,427

		5,261,139

CONSUMER SERVICES - 6.0%
62,227	ExamWorks Group, Inc. (i)(j)	2,589,888
1,922,525	K12, Inc. (j)(k)(l)	30,222,093
270,225	MPM Holdings, Inc	7,228,510
2,140,800	SeaWorld Entertainment, Inc. (l)	41,274,624
90,408	Service Corp. International	2,355,128
465,075	Sotheby’s (i)	19,654,070

		103,324,313

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Global Allocation Fund

Shares		Value ($)

U.S. Equity (continued)

DIVERSIFIED FINANCIALS - 0.6%
106,685	FNF Group	3,921,741
87,750	Outerwall, Inc. (i)	5,802,030

		9,723,771

ENERGY - 3.0%
427,475	Anadarko Petroleum Corp. (l)	35,399,205
63,500	SemGroup Corp., Class A	5,165,090
62,500	Targa Resources Corp.	5,986,875
103,500	Williams Cos., Inc. (The)	5,236,065

		51,787,235

HEALTHCARE EQUIPMENT & SERVICES - 3.1%
192,800	Brookdale Senior Living, Inc. (j)	7,280,128
59,000	HealthSouth Corp.	2,617,240
260,000	Kindred Healthcare, Inc.	6,185,400
20,000	Laboratory Corp. of America Holdings (j)(l)	2,521,800
506,800	Patterson Cos., Inc. (l)	24,726,772
25,000	Universal Health Services, Inc., Class B	2,942,750
120,000	VCA, Inc. (j)(l)	6,578,400

		52,852,490

MATERIALS - 0.6%
398,898	MPM Holdings, Inc. (i)(j)	10,670,521

MEDIA - 0.3%
1,570,000	Cumulus Media, Inc., Class A (j)	3,877,900
16,800	Tribune Co.	1,021,608

		4,899,508

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
105,515	Otonomy, Inc. (j)	3,731,010

REAL ESTATE INVESTMENT TRUST - 2.6%
3,279,756	American Realty Capital Properties, Inc., REIT (l)	32,305,596
120,000	NorthStar Realty Finance Corp., REIT (i)	2,174,400
760,449	Spirit Realty Capital, Inc., REIT (l)	9,186,224

		43,666,220

RETAILING - 0.1%
73,500	LKQ Corp. (j)	1,878,660

SOFTWARE & SERVICES - 3.2%
68,655	CommVault Systems, Inc. (j)	3,000,224
701,950	Microsoft Corp. (l)	28,537,777
64,518	Rackspace Hosting, Inc. (j)	3,328,484
139,750	Teradata Corp. (i)(j)	6,168,565
1,244,989	TiVo, Inc. (j)(l)	13,209,333

		54,244,383

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
120,250	NetApp, Inc.	4,264,065

TELECOMMUNICATION SERVICES - 2.0%
116,000	TerreStar Corp. (d)	33,612,160

Shares		Value ($)

TRANSPORTATION - 7.4%
1,445,209	American Airlines Group, Inc. (i)(l)	76,278,131
2,440,927	JetBlue Airways Corp. (i)(j)	46,987,845
65,774	Southwest Airlines Co.	2,913,788

		126,179,764

UTILITIES - 2.5%
1,693,200	NRG Energy, Inc. (l)	42,651,708

	Total U.S. Equity (Cost $507,805,878)	548,746,947

Non-U.S. Equity (e) - 11.7%

CONSUMER SERVICES - 0.2%
44,800	Royal Caribbean Cruises, Ltd.	3,666,880

DIVERSIFIED FINANCIALS - 0.4%
55,998	Legg Mason, Inc.	3,091,090
31,500	McGraw Hill Financial, Inc.	3,257,100

		6,348,190

ENERGY - 1.7%
35,300	EOG Resources, Inc.	3,236,657
417,350	MEG Energy Corp. (j)	6,742,188
2,856,405	Ocean Rig UDW, Inc. (i)	18,823,709

		28,802,554

FOOD, BEVERAGE & TOBACCO - 0.1%
33,820	Nestle SA	2,548,037

HEALTHCARE EQUIPMENT & SERVICES - 2.3%
80,000	Cardinal Health, Inc.	7,221,600
30,000	Edwards Lifesciences Corp. (j)	4,273,800
40,000	Hill-Rom Holdings, Inc.	1,960,000
150,000	iKang Healthcare Group, Inc. ADR (i)(j)	2,433,000
112,762	LDR Holding Corp. (j)	4,131,599
15,300	McKesson Corp.	3,460,860
90,000	Medtronic PLC	7,019,100
272,159	Neovasc, Inc. (j)	2,449,431
89,514	NuVasive, Inc. (j)	4,116,749
29,400	Sysmex Corp.	1,630,273

		38,696,412

MATERIALS - 0.0%
15,000	Huntsman Corp.	332,550

MEDIA - 0.3%
77,945	Loral Space & Communications, Inc. (j)	5,334,556

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
13,300	Actavis PLC (j)	3,958,346
35,000	Endo International PLC (j)	3,139,500
3,980	Eurofins Scientific	1,069,963
81,037	GlaxoSmithKline PLC	1,866,851
17,200	Valeant Pharmaceuticals International, Inc. (j)	3,416,264

		13,450,924

RETAILING - 0.9%
958,650	Staples, Inc. (l)	15,611,615

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Global Allocation Fund

Shares		Value ($)

Non-U.S. Equity (continued)

SOFTWARE & SERVICES - 1.9%
10,000	Baidu, Inc., ADR (i)(j)	2,084,000
43,594	Facebook, Inc., Class A (j)	3,584,081
374,800	IAC/InterActiveCorp (l)	25,287,756
210,000	Leju Holdings, Ltd. ADR (i)(j)	1,671,600

		32,627,437

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
25,164	Apple, Inc. (l)	3,131,157
1,226,853	Corning, Inc. (l)	27,825,026

		30,956,183

TELECOMMUNICATION SERVICES - 1.2%
349,656	Softbank Corp. (i)	20,365,452

TRANSPORTATION - 0.1%
2,759,814	DryShips, Inc. (j)	2,097,459

	Total Non-U.S. Equity (Cost $209,467,214)	200,838,249

U.S. Exchange-Traded Funds - 0.6%
343,198	Highland/iBoxx Senior Loan, ETF (k)(l)	6,651,177
38,945	ProShares Ultra Gold, ETF (j)	1,485,362
73,085	ProShares Ultra Silver, ETF (j)	3,046,914

	Total U.S. Exchange-Traded Funds (Cost $16,407,499)	11,183,453

Non-U.S. Exchange-Traded Funds (e) - 6.8%
600,000	Deutsche X-trackers Harvest CSI 300 China A-Shares, ETF (i)	24,984,000
400,000	Deutsche X-trackers Harvest CSI 500 China A-Shares, ETF (i)	19,300,000
250,000	iShares China Large-Cap, ETF (i)	11,112,500
90,000	iShares MSCI China, ETF (i)	4,905,000
50,000	iShares MSCI Germany Index Fund, ETF	1,492,000
1,150,000	iShares MSCI India, ETF (l)	36,903,500
400,000	Market Vectors China AMC SME-ChiNext, ETF (i)(j)(l)	17,120,000

	Total Non-U.S. Exchange-Traded Funds (Cost $95,527,874)	115,817,000

U.S. Master Limited Partnerships - 2.4%

ENERGY - 2.4%
309,000	Boardwalk Pipeline Partners LP	4,974,900
79,500	Energy Transfer Equity LP	5,037,120
181,800	Enterprise Products Partners LP	5,986,674
2,362,660	Highland Energy MLP Fund (k)	25,682,118

		41,680,812

	Total U.S. Master Limited Partnerships (Cost $42,586,680)	41,680,812

Shares		Value ($)

Non-U.S. Master Limited Partnerships (e) - 0.1%

ENERGY - 0.1%
20,000	Plains All American Pipeline LP	975,400

	Total Non-U.S. Master Limited Partnerships (Cost $1,031,300)	975,400

Units

U.S. Warrants (j) - 0.3%

ENERGY - 0.3%
1,300,000	Kinder Morgan, Inc., expires 05/25/2017	5,330,000

	Total Warrants (Cost $5,006,300)	5,330,000

Contracts

U.S. Purchased Call Options (m) - 0.5%
6,911	Enterprise Products Partners LP, Stike price $32.50, expires 06/19/2015	1,071,205
2,000	Outerwall, Inc., Strike price $70.00, expires 01/17/2015	145,000
5,650	Patterson Cos., Inc., Strike price $49.00, expires 07/17/2015	1,059,375
11,830	Patterson Cos., Inc., Strike price $50.00, expires 07/17/2015	1,656,200
11,522	Williams Cos., Inc. (The), Strike price $48.00, expires 05/15/2015	3,859,870

	Total U.S. Purchased Call Options (Cost $7,993,275)	7,791,650

Non-U.S. Purchased Call Options (e)(m) - 0.8%
14,100	American Express Co., Strike price $80.00, expires 07/17/2015	3,666,000
1,900	Google, Inc., Strike price $545.00, expires 06/19/2015	4,826,000
15,156	Plains All American Pipeline LP, Strike price $47.50, expires 08/21/2015	4,812,030

	Total Non-U.S. Purchased Call Options (Cost $16,180,285)	13,304,030

Shares

U.S. Registered Investment Companies (n) - 9.4%
160,102,789	State Street Navigator Prime Securities Lending Portfolio	160,102,789

	Total U.S. Registered Investment Companies (Cost $160,102,789)	160,102,789

Non-U.S. Investment Companies (e)(k) - 0.2%
10,000	BB Votorantim Highland Infrastructure LLC	3,444,512

	Total Non-U.S. Investment Companies (Cost $4,571,784)	3,444,512

Total Investments — 110.7%		1,893,903,269

(Cost $1,831,375,271)

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Global Allocation Fund

Shares		Value ($)

Securities Sold Short - (0.5)%

U.S. Equity (o) - (0.1)%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.1)%
25,000	Intrexon Corp.	(1,134,250)

	Total U.S. Equity (Proceeds $1,026,689)	(1,134,250)

U.S. Exchange-Traded Funds - (0.4)%
100,000	Energy Select Sector SPDR Fund, ETF	(7,758,000)

	Total U.S. Exchange-Traded Funds (Proceeds $8,029,282)	(7,758,000)

	Total Securities Sold Short (Proceeds $9,055,971)	(8,892,250)

Other Assets & Liabilities, Net - (10.2)%		(174,175,617)

Net Assets - 100.0%		1,710,835,402

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $123,496,907, or 7.2% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2015.
(e)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $145,007,282 or 8.5% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect on March 31, 2015.
(h)	Security purchased on a when-issued basis. As of March 31, 2015, assets with a total aggregate market value of $1,949,400, or 0.1% of net assets, were purchased on a when-issued basis.
(i)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $208,633,536. The loaned securities were secured with cash and securities collateral of $214,458,280. Collateral is calculated based on prior day’s prices. See Note 4.
(j)	Non-income producing security.
(k)	Affiliated issuer. Assets with a total aggregate market value of $65,999,900, or 3.9% of net assets, were affiliated with the Fund as of March 31, 2015. See Note 10.
(l)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $333,474,776 as of March 31, 2015.
(m)	Options are shown at market value.
(n)	Represents investments of cash collateral received in connection with securities lending.
(o)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following written call and put options contracts outstanding, brokered by Jefferies, for which $13,569,045 was pledged as collateral, at March 31, 2015:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN CALL OPTIONS:
Staples, Inc.	$17.00	June 2015	5,000	$711,043	$(325,000)
WRITTEN PUT OPTIONS:
American Express Co.	80.00	July 2015	17,090	6,703,838	(7,605,050)
Enterprise Products Partners LP	32.50	June 2015	5,173	985,887	(672,490)
Google, Inc.	545.00	June 2015	1,900	4,862,472	(3,553,000)
Outerwall, Inc.	65.00	April 2015	2,000	1,703,891	(290,000)
Patterson Cos., Inc.	49.00	July 2015	6,025	1,247,986	(1,325,500)
Patterson Cos., Inc.	50.00	July 2015	13,981	2,964,377	(3,914,680)
Plains All American Pipeline LP	47.50	August 2015	10,244	3,960,973	(2,817,100)
Williams Cos., Inc. (The)	48.00	May 2015	7,840	1,967,862	(705,600)

				24,397,286	(20,883,420)

Total Written Options Contracts				$25,108,329	$(21,208,420)

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Dividend Equity Fund

Shares		Value ($)

Common Stocks - 95.2%

BANKS - 13.0%
10,320	JPMorgan Chase & Co. (a)	625,186
4,610	PNC Financial Services Group, Inc. (a)	429,836
4,760	Toronto-Dominion Bank (The)	203,966
9,475	U.S. Bancorp (a)	413,773
7,520	Wells Fargo & Co.	409,088

		2,081,849

CAPITAL GOODS - 6.4%
24,785	General Electric Co. (a)	614,916
3,735	Hubbell, Inc., Class B (a)	409,431

		1,024,347

CONSUMER DURABLES & APPAREL - 2.5%
5,820	Tupperware Brands Corp. (a)	401,696

CONSUMER SERVICES - 2.6%
4,195	McDonald’s Corp.	408,761

ENERGY - 13.9%
5,840	Chevron Corp. (a)	613,083
6,480	ConocoPhillips (a)	403,445
9,496	Royal Dutch Shell PLC, ADR (a)	595,399
2,460	Schlumberger, Ltd. (a)	205,263
13,985	Suncor Energy, Inc.	409,061

		2,226,251

FOOD, BEVERAGE & TOBACCO - 7.6%
3,635	Diageo PLC, ADR	401,922
4,285	PepsiCo, Inc.	409,732
9,691	Unilever NV	404,696

		1,216,350

HEALTHCARE EQUIPMENT & SERVICES - 2.5%
8,810	Abbott Laboratories (a)	408,167

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
4,985	Procter & Gamble Co. (The) (a)	408,471

INSURANCE - 2.6%
8,785	Arthur J. Gallagher & Co. (a)	410,699

MATERIALS - 10.4%
4,660	LyondellBasell Industries NV, Class A (a)	409,148
5,295	Packaging Corp. of America (a)	414,016
9,050	Sonoco Products Co. (a)	411,413
15,825	Worthington Industries, Inc. (a)	421,103

		1,655,680

MEDIA - 2.5%
6,715	CBS Corp., Class B (a)	407,130

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
6,135	Johnson & Johnson (a)	617,181
6,170	Novartis AG, ADR	608,424

		1,225,605

RETAILING - 2.7%
3,820	Home Depot, Inc. (The)	433,990

Shares		Value ($)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
12,750	Microchip Technology, Inc. (a)	623,475

SOFTWARE & SERVICES - 3.9%
12,540	Paychex, Inc. (a)	622,172

TELECOMMUNICATION SERVICES - 1.3%
4,225	Verizon Communications, Inc. (a)	205,462

TRANSPORTATION - 3.9%
6,360	United Parcel Service, Inc., Class B (a)	616,538

UTILITIES - 5.3%
11,115	ITC Holdings Corp. (a)	416,035
3,430	National Fuel Gas Co. (a)	206,932
5,040	Southern Co. (The) (a)	223,171

		846,138

	Total Common Stocks (Cost $13,985,828)	15,222,781

Exchange-Traded Funds (a) - 2.6%
5,200	iShares Dow Jones U.S. Real Estate Index Fund, ETF	412,464

	Total Exchange-Traded Funds (Cost $349,015)	412,464

Registered Investment Companies (b) - 26.6%
4,246,660	State Street Navigator Prime Securities Lending Portfolio	4,246,660

	Total Registered Investment Companies (Cost $4,246,660)	4,246,660

Total Investments - 124.4%		19,881,905

(Cost $18,581,503)
Other Assets & Liabilities, Net - (24.4)%		(3,899,874)

Net Assets - 100.0%		15,982,031

(a)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $4,219,144. The loaned securities were secured with cash and securities collateral of $4,372,661. Collateral is calculated based on prior day’s prices. See Note 4.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stocks - 96.9%

CAPITAL GOODS - 0.8%
20,928	United Rentals, Inc. (a)	1,907,796

CONSUMER SERVICES - 1.2%
52,637	Las Vegas Sands Corp.	2,897,141

DIVERSIFIED FINANCIALS - 12.5%
209,285	Charles Schwab Corp. (The)	6,370,635
97,028	CME Group, Inc.	9,189,522
69,761	McGraw Hill Financial, Inc.	7,213,288
94,491	State Street Corp.	6,947,923

		29,721,368

ENERGY - 3.7%
105,907	Schlumberger, Ltd.	8,836,880

FOOD, BEVERAGE & TOBACCO - 3.1%
77,369	PepsiCo, Inc.	7,398,024

HEALTHCARE EQUIPMENT & SERVICES - 8.7%
142,691	Abbott Laboratories	6,610,874
25,369	Cooper Cos., Inc. (The)	4,754,658
35,510	Express Scripts Holding Co. (a)	3,081,203
79,271	Medtronic PLC	6,182,345

		20,629,080

MATERIALS - 3.2%
66,589	Monsanto Co.	7,493,926

MEDIA - 10.5%
114,150	Comcast Corp., Special Class A	6,399,820
109,706	Discovery Communications, Inc., Class C (a)	3,233,584
185,176	Liberty Global PLC, Series C (a)	9,223,617
58,344	Walt Disney Co. (The)	6,119,702

		24,976,723

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.4%
32,979	Actavis PLC (a)	9,815,210
31,078	Alexion Pharmaceuticals, Inc. (a)	5,385,817
52,640	Amgen, Inc.	8,414,504
58,338	Gilead Sciences, Inc. (a)	5,724,708

		29,340,239

REAL ESTATE - 2.9%
72,931	American Tower Corp., REIT	6,866,454

RETAILING - 8.6%
18,388	Amazon.com, Inc. (a)	6,842,175
85,613	Dick’s Sporting Goods, Inc.	4,879,085
117,322	Lowe’s Cos., Inc.	8,727,583

		20,448,843

SOFTWARE & SERVICES - 18.1%
36,780	Baidu, Inc., ADR (a)	7,664,952
106,540	eBay, Inc. (a)	6,145,227
47,563	Facebook, Inc., Class A (a)	3,910,392
5,708	Google, Inc., Class A (a)	3,166,228
8,244	Google, Inc., Class C (a)	4,517,712

Shares		Value ($)

SOFTWARE & SERVICES (continued)
53,906	Intuit, Inc.	5,226,726
12,684	LinkedIn Corp., Class A (a)	3,169,224
139,516	Visa, Inc., Class A	9,125,741

		42,926,202

TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
95,131	Apple, Inc. (b)	11,837,150
158,549	EMC Corp.	4,052,512
113,516	QUALCOMM, Inc.	7,871,200

		23,760,862

TRANSPORTATION - 1.2%
28,537	United Parcel Service, Inc., Class B	2,766,377

	Total Common Stocks (Cost $145,288,670)	229,969,915

Total Investments - 96.9%		229,969,915

(Cost $145,288,670)
Other Assets & Liabilities, Net - 3.1%		7,473,715

Net Assets - 100.0%		237,443,630

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for futures contracts. The market value of the securities pledged as collateral was $250,478.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at March 31, 2015:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
S&P 500 E-Mini Index	June 2015	24	$2,472,960	$(9,195)

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 98.0%

BANKS - 8.8%
6,245	Cullen/Frost Bankers, Inc. (a)	431,405
41,508	Fulton Financial Corp.	512,209
6,642	Iberiabank Corp. (a)	418,645
14,415	PrivateBancorp, Inc. (a)	506,976
7,526	Prosperity Bancshares, Inc. (a)	394,964
23,713	Renasant Corp.	712,576
4,540	SVB Financial Group (a)(b)	576,762
8,074	Westamerica Bancorp. (a)	348,877

		3,902,414

CAPITAL GOODS - 6.5%
20,674	Applied Industrial Technologies, Inc. (a)	937,359
17,886	Luxfer Holdings PLC, ADR	239,136
18,812	Mueller Industries, Inc.	679,677
5,501	Teledyne Technologies, Inc. (a)(b)	587,122
8,375	Woodward, Inc. (a)	427,209

		2,870,503

COMMERCIAL & PROFESSIONAL SERVICES - 6.3%
22,097	Healthcare Services Group, Inc. (a)	709,977
16,796	Herman Miller, Inc.	466,257
19,573	Resources Connection, Inc.	342,527
16,736	Ritchie Bros Auctioneers, Inc.	417,396
25,006	West Corp.	843,452

		2,779,609

CONSUMER DURABLES & APPAREL - 3.3%
5,479	Deckers Outdoor Corp. (a)(b)	399,255
20,377	Jarden Corp. (a)(b)	1,077,943

		1,477,198

CONSUMER SERVICES - 3.9%
2,604	Cracker Barrel Old Country Store, Inc. (a)	396,172
16,081	Interval Leisure Group, Inc. (a)	421,483
25,046	K12, Inc. (b)	393,723
14,741	Texas Roadhouse, Inc. (a)	537,015

		1,748,393

DIVERSIFIED FINANCIALS - 2.6%
3,154	Greenhill & Co., Inc. (a)	125,056
18,408	Raymond James Financial, Inc.	1,045,206

		1,170,262

ENERGY - 3.6%
3,285	Dril-Quip, Inc. (a)(b)	224,661
9,425	Forum Energy Technologies, Inc. (b)	184,730
6,169	Oil States International, Inc. (a)(b)	245,341
16,034	Sanchez Energy Corp. (a)(b)	208,602
14,202	SM Energy Co. (a)	733,960

		1,597,294

FOOD & STAPLES RETAILING - 1.6%
22,213	SpartanNash Co.	701,042

Shares		Value ($)

HEALTHCARE EQUIPMENT & SERVICES - 9.4%
7,825	Air Methods Corp. (a)(b)	364,567
15,136	Bio-Reference Labs, Inc. (a)(b)	533,393
24,625	Endologix, Inc. (a)(b)	420,349
1,666	Hanger, Inc. (a)(b)	37,801
29,836	HMS Holdings Corp. (a)(b)	460,966
15,267	IPC The Hospitalist Co., Inc. (a)(b)	712,053
15,865	MEDNAX, Inc. (b)	1,150,371
7,347	Molina Healthcare, Inc. (a)(b)	494,380

		4,173,880

INSURANCE - 2.8%
17,146	HCC Insurance Holdings, Inc.	971,664
5,377	RLI Corp. (a)	281,808

		1,253,472

MATERIALS - 6.1%
4,210	Balchem Corp.	233,150
20,592	Commercial Metals Co. (a)	333,384
7,658	Packaging Corp. of America (a)	598,779
15,439	PolyOne Corp.	576,647
5,615	Quaker Chemical Corp.	480,869
6,721	Sensient Technologies Corp.	462,942

		2,685,771

MEDIA - 1.3%
9,293	John Wiley & Sons, Inc., Class A	568,174

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
19,765	Bruker Corp. (a)(b)	365,060
14,855	ICON PLC (b)	1,047,723
13,290	Repligen Corp. (a)(b)	403,484

		1,816,267

REAL ESTATE - 5.8%
37,291	BioMed Realty Trust, Inc., REIT (a)	845,014
7,330	Coresite Realty Corp., REIT	356,824
13,089	Education Realty Trust, Inc., REIT (a)	463,089
9,669	Omega Healthcare Investors, Inc., REIT	392,271
8,590	RLJ Lodging Trust, REIT	268,953
7,618	Sabra Health Care REIT, Inc. (a)	252,537

		2,578,688

RETAILING - 5.6%
12,284	Buckle, Inc. (The) (a)	627,590
5,755	Genesco, Inc. (a)(b)	409,929
5,204	Group 1 Automotive, Inc. (a)	449,261
29,139	LKQ Corp. (a)(b)	744,793
4,050	Monro Muffler Brake, Inc. (a)	263,452

		2,495,025

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
21,491	Microsemi Corp. (b)	760,781
39,743	Rudolph Technologies, Inc. (a)(b)	437,968
20,130	Semtech Corp. (a)(b)	536,364

		1,735,113

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks (continued)

SOFTWARE & SERVICES - 13.4%
21,855	ACI Worldwide, Inc. (a)(b)	473,379
22,203	Blackbaud, Inc. (a)	1,051,978
13,255	CoreLogic, Inc. (b)	467,504
11,068	Cornerstone OnDemand, Inc. (a)(b)	319,755
7,560	CSG Systems International, Inc. (a)	229,748
32,489	Global Cash Access Holdings, Inc. (a)(b)	247,566
36,851	Jive Software, Inc. (a)(b)	189,046
19,630	NIC, Inc.	346,862
18,548	PTC, Inc. (b)	670,881
25,883	RealPage, Inc. (a)(b)	521,284
13,068	Solera Holdings, Inc. (a)	675,093
12,266	SS&C Technologies Holdings, Inc. (a)	764,172

		5,957,268

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
5,841	ADTRAN, Inc. (a)	109,051
14,210	Control4 Corp. (a)(b)	170,236
5,008	Littelfuse, Inc.	497,745
6,040	Zebra Technologies Corp., Class A (a)(b)	547,919

		1,324,951

TRANSPORTATION - 4.2%
9,308	Genesee & Wyoming, Inc., Class A (a)(b)	897,664
12,238	Old Dominion Freight Line, Inc. (a)(b)	945,997

		1,843,661

UTILITIES - 1.8%
12,546	IDACORP, Inc. (a)	788,767

	Total Common Stocks (Cost $34,587,207)	43,467,752

Registered Investment Companies (c) - 27.8%
12,333,045	State Street Navigator Prime Securities Lending Portfolio	12,333,045

	Total Investment Companies (Cost $12,333,045)	12,333,045

Total Investments - 125.8%		55,800,797

(Cost $46,920,252)
Other Assets & Liabilities, Net - (25.8)%		(11,453,641)

Net Assets - 100.0%		44,347,156

(a)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $12,426,140. The loaned securities were secured with cash and securities collateral of $12,740,406. Collateral is calculated based on prior day’s prices. See Note 4.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 12.6%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
131,542	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 5.93%, 09/25/2042 (a)(b)	23,079
9,802	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 12/25/2034 (c)	9,311

	Total Agency Collateralized Mortgage Obligations (Cost $35,053)	32,390

AGENCY MORTGAGE-BACKED SECURITIES - 6.2%
	Federal Home Loan Mortgage Corp.
282,155	4.00%, 05/01/2044	305,069
108,400	5.00%, 06/01/2041	122,776
34,746	5.50%, 01/01/2038	39,835
	Federal National Mortgage Assoc.
1,197,757	3.00%, 02/01/2043 - 06/01/2043 (d)	1,227,823
323,395	3.50%, 11/01/2042 - 02/01/2043 (d)	341,775
544,902	4.00%, 01/01/2041 - 03/01/2044 (d)	587,402
520,011	4.50%, 10/01/2039 - 01/01/2041 (d)	569,350
159,364	5.00%, 06/01/2041	180,977
46,871	5.50%, 08/01/2037	52,954
48,498	6.00%, 03/01/2034	56,150
	Government National Mortgage Assoc.
214,195	3.00%, 04/20/2043 - 06/20/2043 (d)	221,081
234,666	3.50%, 05/20/2043	247,695
289,395	4.00%, 01/20/2041 - 04/20/2043 (d)	310,662
127,247	4.50%, 05/20/2040 - 03/20/2041 (d)	139,072

	Total Agency Mortgage-Backed Securities (Cost $4,248,744)	4,402,621

ASSET-BACKED SECURITIES - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.91%, 01/25/2034 (a)	2

CORPORATE BONDS & NOTES - 2.4%

BANKS - 0.2%
	Bank of America Corp.
102,000	2.00%, 01/11/2018	102,839
27,000	2.60%, 01/15/2019	27,495
44,000	U.S. Bancorp 3.44%, 02/01/2016 (e)	44,892

		175,226

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
31,000	ACCO Brands Corp. 6.75%, 04/30/2020 (e)	32,628
27,000	United Rentals North America, Inc. 5.75%, 07/15/2018	28,154

		60,782

CONSUMER DURABLES & APPAREL - 0.0%
19,000	Lennar Corp. 4.50%, 11/15/2019 (e)	19,570

Principal Amount ($)		Value ($)

CONSUMER SERVICES - 0.0%
32,000	MGM Resorts International 5.25%, 03/31/2020 (e)	32,557

DIVERSIFIED FINANCIALS - 0.4%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (e)(f)	153,895
	General Motors Financial Co., Inc.
19,000	3.00%, 09/25/2017	19,380
12,000	3.50%, 07/10/2019 (e)	12,332
	Goldman Sachs Group, Inc. (The)
33,000	2.38%, 01/22/2018 (e)	33,688
18,000	2.63%, 01/31/2019 (e)	18,400
21,000	2.90%, 07/19/2018	21,714
13,000	Hyundai Capital America 2.13%, 10/02/2017 (f)	13,136

		272,545

ENERGY - 0.1%
16,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (e)	16,020
	Kinder Morgan, Inc.
14,000	3.05%, 12/01/2019 (e)	14,154
42,000	5.63%, 11/15/2023 (f)	46,262

		76,436

FOOD & STAPLES RETAILING - 0.3%
75,000	American Seafoods Group LLC 10.75%, 05/15/2016 (e)(f)	70,687
43,000	Aramark Services, Inc. 5.75%, 03/15/2020 (e)	45,043
45,000	CVS Health Corp. 2.25%, 08/12/2019 (e)	45,741
30,000	Sysco Corp. 2.35%, 10/02/2019	30,713

		192,184

FOOD, BEVERAGE & TOBACCO - 0.1%
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	29,059
15,000	Tyson Foods, Inc. 2.65%, 08/15/2019	15,374

		44,433

HEALTHCARE EQUIPMENT & SERVICES - 0.3%
28,000	Express Scripts Holding Co. 2.25%, 06/15/2019 (e)	28,154
44,000	HCA, Inc. 6.50%, 02/15/2020 (e)	49,654
9,000	Medtronic, Inc. 2.50%, 03/15/2020 (f)	9,206
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020	50,922
30,000	6.00%, 10/01/2020	31,875
30,000	UnitedHealth Group, Inc. 2.30%, 12/15/2019	30,630

		200,441

INDUSTRIALS - 0.0%
30,000	Tyco Electronics Group SA 2.35%, 08/01/2019	30,350

See accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

INSURANCE - 0.1%
13,000	American International Group, Inc. 3.38%, 08/15/2020	13,734
39,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020	41,243
21,000	CNA Financial Corp. 5.88%, 08/15/2020	24,316

		79,293

MATERIALS - 0.1%
70,000	Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	73,063

MEDIA - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	15,143

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
18,000	AbbVie, Inc. 2.00%, 11/06/2018 (e)	18,004
44,000	Amgen, Inc. 2.20%, 05/22/2019 (e)	44,594
10,000	Mylan, Inc. 7.88%, 07/15/2020 (f)	10,566
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (e)(f)	26,397
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	15,638

		115,199

REAL ESTATE - 0.1%
49,000	American Tower Corp. 3.40%, 02/15/2019 (e)	50,647
30,000	Iron Mountain, Inc. 6.00%, 08/15/2023 (e)	31,725

		82,372

RETAILING - 0.1%
18,000	Glencore Funding LLC 2.50%, 01/15/2019 (e)(f)	18,025
20,000	Tops Holding Corp. 8.88%, 12/15/2017	21,150

		39,175

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019 (e)	16,154

SOFTWARE & SERVICES - 0.1%
58,000	Oracle Corp. 2.25%, 10/08/2019	59,183

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
19,000	Hewlett-Packard Co. 2.75%, 01/14/2019 (e)	19,496

Principal Amount ($)		Value ($)

TELECOMMUNICATION SERVICES - 0.1%
45,000	AT&T, Inc. 2.38%, 11/27/2018	45,619
19,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	20,710

		66,329

TRANSPORTATION - 0.1%
37,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	37,103

UTILITIES - 0.0%
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016 (e)	24,293

	Total Corporate Bonds & Notes (Cost $1,696,759)	1,731,327

FOREIGN CORPORATE BONDS & NOTES - 1.2%

BANKS - 0.6%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (e)(f)	204,987
	KFW
115,000	2.00%, 10/04/2022 (e)	116,516
15,000	4.50%, 07/16/2018	16,630
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	102,504

		440,637

CAPITAL GOODS - 0.1%
	Bombardier, Inc.
18,000	4.75%, 04/15/2019 (e)(f)	17,730
61,000	7.75%, 03/15/2020 (e)(f)	64,141

		81,871

ENERGY - 0.2%
100,000	Korea National Oil Corp. 2.88%, 11/09/2015 (f)	101,181

MEDIA - 0.0%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	27,439

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (f)	24,294

TELECOMMUNICATION SERVICES - 0.2%
100,000	America Movil SAB de CV 5.00%, 03/30/2020 (e)	113,822

UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (e)(f)	64,895

	Total Foreign Corporate Bonds & Notes (Cost $834,506)	854,139

22	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.7%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	57,396
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	33,042
55,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.47%, 02/15/2039 (a)	56,869
57,441	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	60,710
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 4.89%, 01/15/2047 (a)	65,773
	LB-UBS Commercial Mortgage Trust
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	43,215
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	37,939
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	58,103
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.08%, 12/12/2049 (a)	32,679
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	44,390

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $490,258)	490,116

U.S. TREASURIES - 2.1%
	U.S. Treasury Notes
153,000	0.88%, 07/31/2019	150,562
457,000	1.50%, 06/30/2016 (e)	463,391
897,000	1.50%, 11/30/2019	903,937

	Total U.S. Treasuries (Cost $1,506,903)	1,517,890

	Total Bonds & Notes (Cost $8,812,225)	9,028,485

Shares

Domestic Equity - 44.5%

COMMON STOCKS - 43.3%

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
14,740	Republic Services, Inc. (e)	597,854

Shares		Value ($)

DIVERSIFIED FINANCIALS - 10.3%
34,264	American Express Co. (e)	2,676,704
32,260	Bank of New York Mellon Corp. (The) (e)	1,298,142
5,440	Berkshire Hathaway, Inc., Class B (e)(g)	785,101
1,675	BlackRock, Inc. (e)	612,782
3,390	Goldman Sachs Group, Inc. (The) (e)	637,218
11,000	Oaktree Capital Group LLC	568,260
45,687	PICO Holdings, Inc. (g)	740,586

		7,318,793

FOOD & STAPLES RETAILING - 0.8%
14,990	Sysco Corp. (e)	565,573

FOOD, BEVERAGE & TOBACCO - 2.1%
19,900	Philip Morris International, Inc. (e)	1,499,067

MEDIA - 6.4%
27,500	DreamWorks Animation SKG, Inc., Class A (e)(g)	665,500
48,025	Live Nation Entertainment, Inc. (g)	1,211,671
19,797	Time Warner, Inc. (e)	1,671,659
23,150	Twenty-First Century Fox, Inc., Class A (e)	783,396
1,936	Walt Disney Co. (The) (e)	203,067

		4,535,293

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
980	Alexion Pharmaceuticals, Inc. (g)	169,834
11,876	Johnson & Johnson (e)	1,194,726
74,591	Pfizer, Inc. (e)	2,595,021

		3,959,581

REAL ESTATE INVESTMENT TRUST - 3.1%
160,200	American Realty Capital Properties, Inc., REIT (e)	1,577,970
35,900	Chambers Street Properties, REIT (e)	282,892
25,000	Great Ajax Corp., REIT (e)(g)	363,250

		2,224,112

RETAILING - 1.5%
35,000	FTD Cos., Inc. (e)(g)	1,047,900

SOFTWARE & SERVICES - 4.9%
581	Google, Inc., Class A (e)(g)	322,281
2,297	Google, Inc., Class C (e)(g)	1,258,756
5,100	International Business Machines Corp. (e)	818,550
5,539	Microsoft Corp. (e)	225,188
20,322	Oracle Corp. (e)	876,894

		3,501,669

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
26,769	QUALCOMM, Inc.	1,856,163

TELECOMMUNICATION SERVICES - 1.7%
23,150	Level 3 Communications, Inc. (e)(g)	1,246,396

TRANSPORTATION - 2.5%
4,980	Union Pacific Corp.	539,384
13,139	United Parcel Service, Inc., Class B (e)	1,273,694

		1,813,078

See accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

COMMON STOCKS (continued)

UTILITIES - 1.1%
30,400	NRG Energy, Inc. (e)	765,776

	Total Common Stocks (Cost $30,440,202)	30,931,255

PREFERRED STOCKS - 1.2%

BANKS - 0.1%
946	Wells Fargo & Co.	25,109

DIVERSIFIED FINANCIALS - 1.1%
30,300	Ally Financial, Inc., Series A (e)	808,101

	Total Preferred Stocks (Cost $823,914)	833,210

	Total Domestic Equity (Cost $31,264,116)	31,764,465

Foreign Equity - 18.8%

COMMON STOCKS - 18.8%

CONSUMER DURABLES & APPAREL - 0.9%
8,350	Adidas AG	658,576

FOOD, BEVERAGE & TOBACCO - 7.9%
12,530	British American Tobacco PLC, ADR (e)	1,300,238
5,130	Diageo PLC, ADR	567,224
23,950	Heineken Holding NV	1,646,189
4,950	Pernod Ricard SA	584,616
29,410	SABMiller PLC	1,541,691

		5,639,958

HEALTHCARE EQUIPMENT & SERVICES - 1.2%
11,004	Medtronic PLC (e)	858,202

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
7,033	GlaxoSmithKline PLC	162,019
39,125	GlaxoSmithKline PLC, ADR (e)	1,805,619
1,343	Roche Holding AG	369,236
47,500	Roche Holding AG, ADR (e)	1,633,050

		3,969,924

TELECOMMUNICATION SERVICES - 3.3%
1,068,889	Colt Group SA (g)	2,148,856
13,500	Telefonica SA, ADR (e)	193,725

		2,342,581

	Total Common Stocks (Cost $13,528,935)	13,469,241

	Total Foreign Equity (Cost $13,528,935)	13,469,241

Registered Investment Companies - 38.3%
50,351	Ares Dynamic Credit Allocation Fund, Inc.	817,700
8,429	BlackRock Build America Bond Trust	191,086
189,289	BlackRock Debt Strategies Fund, Inc.	706,048
63,918	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,538,506
45,295	Diversified Real Asset Income Fund	820,746
81,694	DoubleLine Income Solutions Fund	1,621,626
9,700	Nuveen Build America Bond Fund	206,028

Shares		Value ($)

Registered Investment Companies (continued)
76,600	Nuveen Credit Strategies Income Fund	693,230
47,848	Nuveen Global High Income Fund	816,765
117,400	PIMCO Dynamic Credit Income Fund	2,397,308
2,666	Pimco Dynamic Income Fund	77,314
16,903,372	State Street Navigator Prime Securities Lending Portfolio (i)	16,903,372
48,200	Templeton Emerging Markets Income Fund	519,114

	Total Registered Investment Companies (Cost $27,271,629)	27,308,843

Total Investments - 114.2%		81,571,034

(Cost $80,876,905)
Other Assets & Liabilities, Net - (14.2)%		(10,152,528)

Net Assets - 100.0%		71,418,506

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect on March 31, 2015.
(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $18,164,887. The loaned securities were secured with cash and securities collateral of $18,723,640. Collateral is calculated based on prior day’s prices. See Note 4.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $1,014,198 or 1.4% of net assets.
(g)	Non-income producing security.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of March 31, 2015:

Country	Percentage (based on Total Investments)
United States	82.4%
United Kingdom	9.5%
Switzerland	2.5%
Netherlands	2.0%
Other (each less than 1.49%)	3.6%

100.0%

24	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Total Return Fund

Industry (Equity Securities)	Domestic	Foreign	Percentage (based on Total Investments)
Diversified Financials	10.0%	0.0%	10.0%
Pharmaceuticals, Biotechnology & Life Sciences	4.9%	4.9%	9.8%
Food, Beverage & Tobacco	1.8%	6.9%	8.7%
Media	5.6%	0.0%	5.6%
Telecommunication Services	1.5%	2.9%	4.4%
Software & Services	4.3%	0.0%	4.3%
Real Estate Investment Trust	2.7%	0.0%	2.7%
Technology Hardware & Equipment	2.3%	0.0%	2.3%
Transportation	2.2%	0.0%	2.2%
Retailing	1.3%	0.0%	1.3%
Healthcare Equipment & Services	0.0%	1.1%	1.1%
Utilities	0.9%	0.0%	0.9%
Consumer Durables & Apparel	0.0%	0.8%	0.8%
Commercial & Professional Services	0.7%	0.0%	0.7%
Food & Staples Retailing	0.7%	0.0%	0.7%
Banks	0.0%†	0.0%	0.0%†

			55.5%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	5.4%
Corporate Bonds & Notes	2.1%
U.S. Treasuries	1.9%
Foreign Corporate Bonds & Notes	1.0%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other (each less than 1.0%)	0.0%†

11.0%

Other Instruments	Percentage (based on Total Investments)
Registered Investment Companies	33.5%

100.0%

†	Less than 0.05%

See accompanying Notes to Financial Statements.	25

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes - 81.9%

ALASKA - 2.9%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	592,275

ARIZONA - 2.6%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	533,135

CALIFORNIA - 4.6%
500,000	California State Department of Water Resources 5.00%, 12/01/2021	611,950
23,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	25,713
250,000	State of California 5.25%, 04/01/2035	292,072

		929,735

COLORADO - 2.9%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	597,990

CONNECTICUT - 7.3%
500,000	State of Connecticut 5.00%, 01/01/2022	595,050
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	295,675
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	598,260

		1,488,985

DISTRICT OF COLUMBIA - 2.9%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	586,190

FLORIDA - 1.5%
250,000	City of Tampa, FL 5.00%, 10/01/2027	297,140

GEORGIA - 8.9%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	577,225
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	659,790
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	571,945

		1,808,960

HAWAII - 2.9%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	588,135

ILLINOIS - 5.3%
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	559,650
460,000	Illinois Financing Authority 5.00%, 11/15/2027	533,071

		1,092,721

Principal Amount ($)		Value ($)

INDIANA - 2.8%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	574,125

KENTUCKY - 2.8%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	565,300

MAINE - 2.4%
425,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	500,850

MASSACHUSETTS - 2.9%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	587,270

MISSOURI - 2.9%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	588,460

NEW JERSEY - 5.9%
70,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	73,365
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	558,115
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	566,100
10,000	New Jersey State Turnpike Authority Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	10,465

		1,208,045

NEW YORK - 3.7%
175,000	New York State Dormitory Authority 7.38%, 07/01/2016	183,724
500,000	New York State Urban Development Corp. 5.50%, 01/01/2019	578,880

		762,604

NORTH CAROLINA - 2.9%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	591,905

OHIO - 2.7%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	547,830

PENNSYLVANIA - 4.0%
220,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	254,234
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	555,170

		809,404

26	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes (continued)

SOUTH CAROLINA - 2.7%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	556,770

TENNESSEE - 2.9%
500,000	County of Shelby, TN 5.00%, 03/01/2021	588,890

TEXAS - 1.5%
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	308,273

	Total Municipal Bonds & Notes (Cost $15,393,027)	16,704,992

Total Investments - 81.9%		16,704,992

(Cost $15,393,027)
Other Assets & Liabilities, Net - 18.1%		3,695,856

Net Assets - 100.0%		20,400,848

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect on March 31, 2015.

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

See accompanying Notes to Financial Statements.	27

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 78.8%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
229,855	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	248,833

	Total Agency Collateralized Mortgage Obligations (Cost $236,243)	248,833

AGENCY MORTGAGE-BACKED SECURITIES - 21.3%
	Federal Home Loan Mortgage Corp.
1,893,787	4.00%, 05/01/2044	2,047,579
342,797	5.00%, 06/01/2041	388,259
133,425	5.50%, 01/01/2038	152,966
191,032	6.00%, 06/01/2037 - 11/01/2037 (a)	218,565
	Federal National Mortgage Assoc.
82,236	1.79%, 05/01/2033 (b)	87,146
101,411	2.04%, 06/01/2033 (b)	106,723
8,705,970	3.00%, 02/01/2043 - 06/01/2043 (a)	8,924,821
2,387,942	3.50%, 11/01/2042 - 02/01/2043 (a)	2,524,311
3,057,118	4.00%, 01/01/2041 - 03/01/2044 (a)	3,298,765
5,339,517	4.50%, 10/01/2039 - 04/01/2041 (a)	5,847,438
503,957	5.00%, 06/01/2041	572,307
337,641	5.50%, 08/01/2037 - 01/01/2039 (a)	381,705
206,115	6.00%, 03/01/2034	238,636
	Government National Mortgage Assoc.
2,634,025	3.50%, 05/20/2043	2,780,268
2,946,436	4.00%, 01/20/2041 - 04/20/2043 (a)	3,164,055
460,730	4.50%, 03/20/2041	502,954

	Total Agency Mortgage-Backed Securities (Cost $30,274,381)	31,236,498

ASSET-BACKED SECURITIES - 0.2%
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	150,329
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	152,481

	Total Asset-Backed Securities (Cost $300,316)	302,810

CORPORATE BONDS & NOTES - 25.5%

AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	155,453

BANKS - 2.5%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	499,071
128,000	4.10%, 07/24/2023	136,727
	Bank of America Corp., MTN
280,000	2.02%, 09/28/2020 (b)	287,569
311,000	4.00%, 04/01/2024 (c)	331,191
162,000	4.13%, 01/22/2024	173,668
500,000	Bank of Nova Scotia (The), MTN 1.25%, 08/28/2019 (b)	502,971

Principal Amount ($)		Value ($)

BANKS (continued)
250,000	People’s United Bank 4.00%, 07/15/2024	256,982
349,000	U.S. Bancorp 3.44%, 02/01/2016	356,073
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (b)(c)(d)	922,675
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	242,992

		3,709,919

CAPITAL GOODS - 0.8%
198,000	ABB Finance USA, Inc. 1.63%, 05/08/2017	200,164
96,000	Cargill, Inc. 6.00%, 11/27/2017 (e)	107,122
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (e)	214,065
228,000	Eaton Corp. 2.75%, 11/02/2022	228,863
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	218,737
197,000	John Deere Capital Corp., MTN 3.35%, 06/12/2024	208,019

		1,176,970

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	111,590
197,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (c)	207,014
210,000	United Rentals North America, Inc. 5.75%, 07/15/2018	218,977

		537,581

CONSUMER DURABLES & APPAREL - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	522,500
307,000	Mattel, Inc. 2.35%, 05/06/2019 (c)	306,501

		829,001

CONSUMER SERVICES - 0.0%
64,000	Vail Resorts, Inc. 6.50%, 05/01/2019	66,360

DIVERSIFIED FINANCIALS - 5.4%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	749,107
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	395,048
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	216,781
202,000	5.50%, 09/13/2025	229,408
	CNH Industrial Capital LLC
150,000	3.38%, 07/15/2019 (e)	146,250
128,000	3.88%, 11/01/2015	129,280
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (e)	153,895

28	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

DIVERSIFIED FINANCIALS (continued)
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	235,758
750,000	General Electric Capital Corp., MTN 0.55%, 05/13/2024 (b)	704,632
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	272,565
311,000	2.63%, 01/31/2019	317,911
104,000	2.90%, 07/19/2018	107,536
247,000	4.00%, 03/03/2024	261,337
516,000	Goldman Sachs Group, Inc. (The), MTN 1.66%, 08/26/2020 (b)	512,948
219,000	Hyundai Capital America 2.13%, 10/02/2017 (e)	221,296
500,000	International Lease Finance Corp. 2.22%, 06/15/2016 (b)(c)	501,875
296,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (b)(d)	292,285
	Morgan Stanley
208,000	2.13%, 04/25/2018	210,440
147,000	4.75%, 03/22/2017	156,569
224,000	4.88%, 11/01/2022	245,034
133,000	5.00%, 11/24/2025	147,103
	Morgan Stanley, MTN
500,000	1.50%, 01/16/2020 (b)	498,732
500,000	3.00%, 02/21/2020 (b)	500,000
237,000	4.10%, 05/22/2023 (c)	246,904
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (c)(e)	498,596

		7,951,290

ENERGY - 2.7%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	109,956
	Chesapeake Energy Corp.
125,000	3.25%, 03/15/2016 (c)	125,156
500,000	3.50%, 04/15/2019 (b)	482,500
98,000	Continental Resources, Inc. 4.90%, 06/01/2044 (c)	86,742
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	301,453
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	77,654
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	81,486
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023(c)	177,770
205,000	4.30%, 05/01/2024	209,089
514,000	Linn Energy LLC 6.25%, 11/01/2019	408,630
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	100,560
493,000	Petrobras Global Finance BV 2.39%, 01/15/2019 (b)	428,294
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024 (c)	138,406

Principal Amount ($)		Value ($)

ENERGY (continued)
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	121,387
214,000	Unit Corp. 6.63%, 05/15/2021	202,230
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024	191,151
99,000	5.75%, 06/24/2044	92,842
317,000	Williams Partners LP 5.25%, 03/15/2020 (c)	349,375
211,000	WPX Energy, Inc. 5.25%, 01/15/2017 (c)	213,110

		3,897,791

FOOD & STAPLES RETAILING - 0.3%
190,000	American Seafoods Group LLC 10.75%, 05/15/2016 (c)(e)	179,075
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	289,463

		468,538

FOOD, BEVERAGE & TOBACCO - 0.7%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	107,735
108,000	4.50%, 05/02/2043	112,158
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	196,653
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	226,012
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	144,938
112,000	JBS USA LLC 5.88%, 07/15/2024 (e)	113,680
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	114,200

		1,015,376

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	210,635
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	397,174
114,000	HCA, Inc. 6.50%, 02/15/2020	128,649

		736,458

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
500,000	Avon Products, Inc. 3.13%, 03/15/2016 (c)	500,000

INSURANCE - 1.4%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (b)	129,784
167,000	American International Group, Inc. 3.38%, 08/15/2020	176,427
256,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020	270,722
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	253,359

See accompanying Notes to Financial Statements.	29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

INSURANCE (continued)
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (e)	271,912
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024	87,164
101,000	7.70%, 06/15/2020 (c)	107,817
500,000	8.63%, 12/15/2016	538,500
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (e)	235,803

		2,071,488

MATERIALS - 0.5%
257,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020	236,440
208,000	Huntsman International LLC 4.88%, 11/15/2020	209,040
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	95,546
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	154,648

		695,674

MEDIA - 1.0%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (c)(e)	205,513
103,000	Comcast Corp. 4.75%, 03/01/2044 (c)	118,814
	DIRECTV Holdings LLC
156,000	4.45%, 04/01/2024	166,916
336,000	5.15%, 03/15/2042	352,444
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	249,977
189,000	Time Warner Cable, Inc. 5.88%, 11/15/2040	226,853
168,000	Time Warner, Inc. 5.35%, 12/15/2043	196,806

		1,517,323

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	203,848
143,000	2.00%, 11/06/2018	143,034
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	235,099
197,000	3.85%, 06/15/2024	203,873
99,000	4.85%, 06/15/2044	105,570
297,000	Amgen, Inc. 2.20%, 05/22/2019 (c)	301,012
205,000	Celgene Corp. 3.63%, 05/15/2024	213,456
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (e)	187,000
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	223,422
	Mylan, Inc.
97,000	5.40%, 11/29/2043	112,420
124,000	7.88%, 07/15/2020 (e)	131,017

Principal Amount ($)		Value ($)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	176,973
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (e)	129,270

		2,365,994

REAL ESTATE - 0.9%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	153,755
220,000	American Tower Corp. 3.40%, 02/15/2019	227,396
139,000	Corporate Office Properties LP 3.60%, 05/15/2023	135,138
164,000	National Retail Properties, Inc. 3.90%, 06/15/2024	170,478
500,000	Potlatch Corp. 7.50%, 11/01/2019	572,500

		1,259,267

RETAILING - 1.2%
	Bed Bath & Beyond, Inc.
98,000	3.75%, 08/01/2024 (c)	101,977
29,000	4.92%, 08/01/2034	31,154
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (c)(e)	311,429
157,000	4.13%, 05/30/2023 (e)	160,163
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	129,452
227,000	Target Corp. 3.50%, 07/01/2024	241,288
595,000	Tops Holding Corp. 8.88%, 12/15/2017	629,212
165,000	Wal-Mart Stores, Inc. 3.30%, 04/22/2024	174,640

		1,779,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	106,009

SOFTWARE & SERVICES - 0.5%
310,000	International Business Machines Corp. 3.63%, 02/12/2024	329,561
	Oracle Corp.
246,000	2.25%, 10/08/2019	251,019
154,000	3.63%, 07/15/2023	165,749

		746,329

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	Apple, Inc.
308,000	2.85%, 05/06/2021	321,182
205,000	3.45%, 05/06/2024	217,832
520,000	Hewlett-Packard Co. 2.75%, 01/14/2019	533,583
128,000	Viasystems, Inc. 7.88%, 05/01/2019 (e)	135,360

		1,207,957

30	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

TELECOMMUNICATION SERVICES - 1.5%
262,000	AT&T, Inc. 2.38%, 11/27/2018	265,603
96,000	Frontier Communications Corp. 7.13%, 03/15/2019	104,880
314,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	342,260
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017	138,202
154,000	3.95%, 05/28/2024	158,353
119,000	Sprint Corp. 7.25%, 09/15/2021	120,041
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	494,588
216,000	5.15%, 09/15/2023	247,813
150,000	6.55%, 09/15/2043	195,611
215,000	Windstream Corp. 6.38%, 08/01/2023 (c)	193,769

		2,261,120

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	246,684

UTILITIES - 1.4%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	120,446
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	279,371
146,000	Duke Energy Corp. 3.75%, 04/15/2024	156,580
215,000	Eversource Energy 1.45%, 05/01/2018	213,674
117,000	Exelon Corp. 4.90%, 06/15/2015	117,928
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	124,307
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	168,171
142,000	PacifiCorp 6.25%, 10/15/2037	195,846
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044 (c)	149,588
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	318,599
259,000	Southern Co. (The) 2.45%, 09/01/2018	267,185

		2,111,695

	Total Corporate Bonds & Notes (Cost $36,775,189)	37,413,592

FOREIGN CORPORATE BONDS & NOTES - 8.1%

BANKS - 3.6%
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (e)	201,719
548,000	Barclays Bank PLC 2.25%, 05/10/2017 (c)(e)	561,665

Principal Amount ($)		Value ($)

BANKS (continued)
294,000	Commonwealth Bank of Australia 0.75%, 01/15/2016 (c)(e)	294,357
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	498,404
250,000	Dexia Credit Local SA 2.25%, 01/30/2019 (e)	255,907
200,000	European Investment Bank 4.88%, 01/17/2017	214,953
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (e)	205,074
729,000	KFW 2.00%, 10/04/2022 (c)	738,610
372,000	Korea Development Bank (The) 3.25%, 03/09/2016	379,700
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (e)	399,976
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (e)	252,485
441,000	Royal Bank of Canada 1.20%, 09/19/2017	441,488
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (e)	268,947
495,000	Westpac Banking Corp. 1.20%, 05/19/2017 (c)	495,784

		5,209,069

CAPITAL GOODS - 0.1%
200,000	Ardagh Packaging Finance PLC 3.27%, 12/15/2019 (b)(e)	195,750

CONSUMER SERVICES - 0.1%
117,000	NCL Corp., Ltd. 5.00%, 02/15/2018	119,925

DIVERSIFIED FINANCIALS - 0.8%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (e)	409,022
304,000	Invesco Finance PLC 3.13%, 11/30/2022	307,637
500,000	Prospect Capital Corp. 5.50%, 08/15/2016 (c)	515,000

		1,231,659

ENERGY - 1.6%
	BP Capital Markets PLC
108,000	1.38%, 05/10/2018 (c)	107,564
207,000	3.81%, 02/10/2024 (c)	215,110
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	218,342
137,000	Korea National Oil Corp. 2.88%, 11/09/2015 (e)	138,618
138,000	Nexen, Inc. 6.40%, 05/15/2037	175,306
	Petrobras Global Finance BV
286,000	3.50%, 02/06/2017	268,368
201,000	5.38%, 01/27/2021	183,342
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	99,037
325,000	Shell International Finance BV 3.40%, 08/12/2023	344,415
	Statoil ASA
319,000	3.70%, 03/01/2024 (c)	341,369
106,000	4.80%, 11/08/2043	124,314

See accompanying Notes to Financial Statements.	31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

ENERGY (continued)
91,000	Talisman Energy, Inc. 6.25%, 02/01/2038	98,702
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042 (c)	83,764

		2,398,251

FOOD, BEVERAGE & TOBACCO - 0.2%
217,000	Diageo Capital PLC 1.13%, 04/29/2018 (c)	215,935

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043 (c)	117,067

MATERIALS - 0.3%
205,000	Agrium, Inc. 4.90%, 06/01/2043	220,149
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023 (c)	180,119
109,000	5.40%, 02/01/2043	98,653

		498,921

MEDIA - 0.1%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (e)	211,380

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	215,154
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (e)	159,494

		374,648

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (e)	113,045

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
230,000	Seagate HDD Cayman 4.75%, 01/01/2025 (e)	238,627

TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	335,775
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (e)	210,250

		546,025

UTILITIES - 0.3%
416,000	Electricite de France SA 2.15%, 01/22/2019 (c)(e)	421,821

	Total Foreign Corporate Bonds & Notes (Cost $11,676,765)	11,892,123

MUNICIPAL BONDS & NOTES - 1.4%
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	727,452

Principal Amount ($)		Value ($)

MUNICIPAL BONDS & NOTES (continued)
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	350,000
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	377,058
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	594,578

	Total Municipal Bonds & Notes (Cost $1,998,060)	2,049,088

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (e)	331,592
	GS Mortgage Securities Trust
205,000	Series 2014, Class C 3.79%, 01/10/2031 (e)	209,359
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	115,559
55,793	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (b)	55,762

	Total Non-Agency Collateralized Mortgage Obligations (Cost $698,433)	712,272

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 3.7%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	485,256
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	317,479
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
90,091	Series 2005-6, Class A4 5.18%, 09/10/2047 (b)	91,156
179,107	Series 2005-1, Class AJ 5.43%, 11/10/2042 (b)	178,935
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2006-T22, Class AJ 5.58%, 04/12/2038 (b)	114,336
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	253,319
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (b)	135,089
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (b)(e)	112,634
355,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.47%, 02/15/2039 (b)	367,063
110,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/2044	112,627

32	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	105,100
210,616	Series 2007-CB18, Class A4 5.44%, 06/12/2047	222,604
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (b)	108,512
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	167,722
	LB-UBS Commercial Mortgage Trust
73,821	Series 2005-C5, Class A4 4.95%, 09/15/2030	73,869
115,671	Series 2006-C1, Class A4 5.16%, 02/15/2031	117,409
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (e)	270,095
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	238,473
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	316,926
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.08%, 07/15/2046 (b)	229,367
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (b)	197,259
	Morgan Stanley Capital I Trust
150,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (b)	152,109
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (b)(e)	113,585
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (b)	174,398
230,000	Series 2007-IQ16, Class AMA 6.08%, 12/12/2049 (b)	250,539
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	127,049
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	291,866
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (b)	156,161

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $5,456,834)	5,480,937

SOVEREIGN BONDS - 0.6%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (c)	196,250
226,000	Chile Government International Bond 3.63%, 10/30/2042	223,175
200,000	Colombia Government International Bond 2.63%, 03/15/2023 (c)	188,500

Principal Amount ($)		Value ($)

SOVEREIGN BONDS (continued)
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	221,550
133,000	Turkey Government International Bond 3.25%, 03/23/2023 (c)	126,302

	Total Sovereign Bonds (Cost $956,923)	955,777

U.S. GOVERNMENT AGENCIES - 15.5%
3,000,000	Federal Farm Credit Bank 2.25%, 12/01/2020	3,015,837
	Federal Home Loan Bank
2,500,000	1.00%, 11/20/2019 (f)	2,502,907
2,500,000	1.00%, 11/26/2019 (f)	2,502,992
2,000,000	1.00%, 01/29/2021 (f)	1,999,832
1,500,000	1.00%, 02/18/2022 (f)	1,498,994
1,175,000	1.00%, 12/30/2024 (f)	1,174,643
3,350,000	1.25%, 05/28/2019 (f)	3,352,747
1,750,000	1.50%, 08/19/2022 (f)	1,745,436
2,400,000	1.75%, 07/16/2024 (b)	2,401,430
	Federal Home Loan Mortgage Corp., MTN
500,000	1.00%, 01/16/2020 (f)	500,198
2,000,000	1.00%, 02/13/2020 (f)	2,000,040

	Total U.S. Government Agencies (Cost $22,686,218)	22,695,056

U.S. TREASURIES - 1.8%
	U.S. Treasury Notes
1,366,800	0.38%, 04/30/2016	1,367,654
1,080,000	0.50%, 06/30/2016	1,081,857
145,000	2.13%, 08/15/2021	149,259

	Total U.S. Treasuries (Cost $2,593,884)	2,598,770

	Total Bonds & Notes (Cost $113,653,246)	115,585,756

Shares

Domestic Equity - 5.9%

COMMON STOCKS - 1.6%

REAL ESTATE INVESTMENT TRUST - 1.6%
158,000	American Realty Capital Properties, Inc., REIT	1,556,300
95,000	Chambers Street Properties, REIT (c)	748,600

	Total Common Stocks (Cost $2,560,827)	2,304,900

PREFERRED STOCKS - 4.3%

BANKS - 1.9%
30,000	Countrywide Capital V	776,700
22,109	First Republic Bank (c)	615,073
30,000	First Republic Bank, Series A (c)	789,000
20,000	Lloyds Banking Group PLC	508,400
6,572	Wells Fargo & Co.	174,437

		2,863,610

See accompanying Notes to Financial Statements.	33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Fixed Income Fund

Shares		Value ($)

Domestic Equity (continued)

PREFERRED STOCKS (continued)

DIVERSIFIED FINANCIALS - 2.3%
26,000	Ally Financial, Inc., Series A	693,420
50,000	JPMorgan Chase Capital XXIX	1,271,000
32,488	Morgan Stanley Capital Trust VI (c)	843,063
20,000	Oxford Lane Capital Corp.	506,000

		3,313,483

REAL ESTATE - 0.1%
7,565	PS Business Parks, Inc., Series S (c)(d)	196,690

	Total Preferred Stocks (Cost $6,303,141)	6,373,783

	Total Domestic Equity (Cost $8,866,026)	8,678,683

Registered Investment Companies - 11.9%
31,180	BlackRock Build America Bond Trust	706,850
64,438	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,551,023
9	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	211
42,953	Nuveen Build America Bond Fund	912,322
140,000	Nuveen Credit Strategies Income Fund	1,267,000
4,000	PCM Fund, Inc.	42,320
68,500	PIMCO Dynamic Credit Income Fund	1,398,770
25,000	PIMCO Dynamic Income Fund	725,000
9,828,933	State Street Navigator Prime Securities Lending Portfolio (g)	9,828,933
32,000	Templeton Emerging Markets Income Fund	344,640
41,500	Templeton Global Income Fund (c)	298,385
20,440	Western Asset Emerging Markets Debt Fund, Inc.	321,930

	Total Registered Investment Companies (Cost $17,539,431)	17,397,384

Total Investments - 96.6%		141,661,823

(Cost $140,056,646)
Other Assets & Liabilities, Net - 3.4%		5,001,397

Net Assets - 100.0%		146,663,220

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect on March 31, 2015.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $9,875,805. The loaned securities were secured with cash and securities collateral of $10,086,670. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $8,976,848 or 6.1% of net assets.
(f)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2015 and will reset at a future date.
(g)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

34	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2015 (unaudited)

	Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)
Assets
Unaffiliated investments, at value(a)	1,827,903,369	19,881,905	229,969,915
Affiliated investments, at value (Note 10)	65,999,900	—	—

Total Investments, at value	1,893,903,269	19,881,905	229,969,915
Cash	122,685,036	—	7,452,439
Restricted Cash — Written Options (Note 3)	13,569,045	—	—
Foreign currency	4,058,027	—	—
Receivable for:
Investments sold	1,521,464	1,816,775	1,449,721
Dividend and interest	12,178,378	46,485	188,192
Fund shares sold	26,900,721	—	274,929
Prepaid expenses and other assets	311,708	34,973	49,671

Total assets	2,075,127,648	21,780,138	239,384,867

Liabilities
Due to custodian	—	1,374,180	—
Securities sold short, at value (Notes 2 and 8)	8,892,250	—	—
Written options contracts, at value (Note 3)	21,208,420	—	—
Due to broker	48,553,894	—	—

Payable for:
Upon receipt of securities loaned (Note 4)	160,102,789	4,246,660	—
Distributions to shareholders	3,507,566	308	—
Investments purchased	118,446,892	—	1,486,328
Fund shares redeemed	2,764,505	153,892	204,247
Variation margin	—	—	17,830
Investment advisory and administration fees (Note 7)	541,604	7,428	121,818
Trustees’ fees	15,020	865	7,251
Distribution and shareholder service fees (Note 7)	119,741	874	16,164
Transfer agent fees	—	2,539	419
Commitment fee payable (Note 6)	1,377	71	602
Accrued expenses and other liabilities	138,188	11,290	86,578

Total liabilities	364,292,246	5,798,107	1,941,237

Net Assets	1,710,835,402	15,982,031	237,443,630

Net Assets Consist of:
Par value (Note 1)	149,886	1,147	6,832
Paid-in capital	1,631,331,480	12,253,562	142,299,262
Accumulated net investment income (loss)	(14,116,586)	(336)	264,445
Accumulated net realized gain (loss) from investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	27,518,632	2,427,295	10,201,041
Net unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related translations	65,951,990	1,300,363	84,672,050

Net Assets	1,710,835,402	15,982,031	237,443,630

Unaffiliated investments, at cost	1,758,127,355	18,581,503	145,288,670
Affiliated investments, at cost (Note 10)	73,247,916	—	—
Foreign currency, at cost	4,595,456	—	—
Proceeds from securities sold short	9,055,971	—	—
Written option premiums received	25,108,329	—	—
(a) Includes market value of securities on loan:	208,633,536	4,219,144	—

36	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

55,800,797	81,571,034	16,704,992	141,661,823
—	—	—	—

55,800,797	81,571,034	16,704,992	141,661,823
612,231	7,708,968	3,498,038	14,313,107
—	—	—	—
—	12,564	—	—
419,328	582,901	—	—
53,701	339,576	230,655	765,659
5,509	291	7,367	20,084
36,278	28,133	3,205	30,599

56,927,844	90,243,467	20,444,257	156,791,272

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—
12,333,045	16,903,372	—	9,828,933
—	—	13,735	38,112
152,125	1,714,342	—	—
44,012	80,870	650	88,316
—	—	—	—
20,554	24,249	4,739	37,401
1,677	3,294	1,357	7,145
2,914	5,467	1,472	9,828
6,865	11,389	1,968	16,795
117	205	83	439
19,379	81,773	19,405	101,083

12,580,688	18,824,961	43,409	10,128,052

44,347,156	71,418,506	20,400,848	146,663,220

3,037	3,063	1,691	11,305
33,232,578	64,271,813	18,428,590	147,665,645
69,584	328,335	51,897	(18,577)
2,161,412	6,125,203	606,705	(2,600,330)
8,880,545	690,092	1,311,965	1,605,177

44,347,156	71,418,506	20,400,848	146,663,220

46,920,252	80,876,905	15,393,027	140,056,646
—	—	—	—
—	12,608	—	—
—	—	—	—
—	—	—	—
12,426,140	18,164,887	—	9,875,805

See accompanying Notes to Financial Statements.	37

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2015 (unaudited)

	Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)
Class A:
Net assets	535,128,831	3,869,661	181,383,354
Shares outstanding ($0.001 par value; unlimited shares authorized)	48,928,773	266,570	5,155,252

Net asset value per share(a)(b)	10.94	14.52	35.18

Maximum offering price per share(c)	11.61	15.41	37.33

Class C:
Net assets	361,441,620	1,993,271	19,387,433
Shares outstanding ($0.001 par value; unlimited shares authorized)	36,931,302	144,933	663,129

Net asset value and offering price per share(a)	9.79	13.75	29.24

Class R:
Net assets	854,970	—	165,485
Shares outstanding ($0.001 par value; unlimited shares authorized)	76,944	—	4,778

Net asset value, offering and redemption price per share	11.11	—	34.63

Class Y:
Net assets	813,409,981	10,119,099	36,507,358
Shares outstanding ($0.001 par value; unlimited shares authorized)	63,948,617	735,302	1,008,634

Net asset value, offering and redemption price per share	12.72	13.76	36.19

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

38	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

35,084,977	65,455,276	19,013,888	141,804,344
2,377,708	2,786,950	1,577,431	10,930,918

14.76	23.49	12.05	12.97

15.66	24.92	12.58	13.55

3,087,834	5,570,911	1,145,118	4,412,553
267,296	259,494	95,054	339,704

11.55	21.47	12.05	12.99

1,615	1,250	—	12,234
111	53	—	943

14.56	23.58	—	12.97

6,172,730	391,069	241,842	434,089
391,686	16,424	18,538	33,487

15.76	23.81	13.05	12.96

See accompanying Notes to Financial Statements.	39

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2015 (unaudited)

	Highland Global Allocation Fund ($)	Highland Dividend Equity Fund ($)	Highland Premier Growth Equity Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	5,528,770	329,274	1,548,332
Dividends from affiliated issuers (Note 10)	648,245	—	—
Less: Foreign taxes withheld	(7,671)	(5,940)	—
Securities lending income (Note 4)	958,892	4,419	8,485
Interest from unaffiliated issuers	8,890,359	164	2,478

Total Income	16,018,595	327,917	1,559,295

Expenses:
Investment advisory fees (Note 7)	2,421,752	109,004	684,696
Administration fees (Note 7)	—	21,801	—
Distribution and shareholder service fees: (Note 7)
Class A	654,329	8,640	219,549
Class C	1,195,566	10,696	89,374
Class R	1,836	—	380
Transfer agent fees	315,077	7,740	89,939
Trustees fees (Note 7)	55,047	1,516	13,652
Accounting services fees	226,726	7,329	41,092
Audit fees	143,773	3,278	30,795
Legal fees	168,324	5,745	49,181
Registration fees	35,350	23,174	20,938
Insurance	68,211	1,896	16,676
Reports to shareholders	21,778	1,695	18,224
Interest expense (Note 6)	111,340	790	—
Commitment fees-credit agreement (Note 6)	12,680	295	2,796
Dividends and fees on securities sold short (Note 2)	61,883	—	—
Other	28,903	2,519	3,386

Total operating expenses before waiver and reimbursement (Note 7)	5,522,575	206,118	1,280,678
Less: Expenses waived or borne by the adviser and administrator	—	(75,401)	—

Net operating expenses	5,522,575	130,717	1,280,678

Net investment income	10,496,020	197,200	278,617

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	27,634,807	2,527,415	12,262,587
Investments from affiliated issuers (Note 10)	(71,322)	—	—
Securities sold short (Note 2)	(518,809)	—	—
Written options contracts (Note 3)	3,824,793	—	—
Futures contracts (Note 3)	—	—	139,598
Foreign currency related transactions	(49,104)	15	—
Change in unrealized appreciation (depreciation) on:
Investments	60,272,556	(2,287,732)	4,044,920
Securities sold short (Note 2)	163,721	—	—
Written options contracts (Note 3)	5,953,796	—	—
Futures contracts (Note 3)	—	—	(21,338)
Foreign currency related translations	(598,001)	(39)	—

Net realized and unrealized gain on investments	96,612,437	239,659	16,425,767

Total increase in net assets resulting from operations	107,108,457	436,859	16,704,384

40	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

311,099	599,525	—	498,453
—	—	—	—
(573)	(16,451)	—	—
15,503	13,588	—	8,825
361	272,314	362,068	1,791,704

326,390	868,976	362,068	2,298,982

197,237	183,725	41,466	221,685
—	—	—	—

43,709	84,116	28,013	179,451
15,321	28,496	5,530	19,873
4	4	—	6
24,624	40,142	7,610	73,075
2,512	4,754	1,774	9,354
14,158	108,049	11,216	57,724
5,524	10,403	3,772	20,684
8,976	17,209	6,349	33,449
21,398	14,741	17,043	6,704
3,068	5,818	2,141	11,236
4,001	5,841	2,295	13,028
—	—	1,560	—
502	918	349	1,857
—	—	—	—
1,696	1,868	2,066	3,136

342,730	506,084	131,184	651,262
(85,924)	(14,176)	(3,089)	—

256,806	491,908	128,095	651,262

69,584	377,068	233,973	1,647,720

2,466,643	6,992,796	1,227,910	1,557,347
—	—	—	—
—	—	—	—
—	—	—	—
—	(110,949)	—	—
—	(6,166)	—	—

1,786,818	(6,064,035)	(1,098,412)	583,024
—	—	—	—
—	—	—	—
—	86,687	—	—
—	(1,859)	—	—

4,253,461	896,474	129,498	2,140,371

4,323,045	1,273,542	363,471	3,788,091

See accompanying Notes to Financial Statements.	41

STATEMENTS OF CHANGES IN NET ASSETS

	Highland Global Allocation Fund		Highland Dividend Equity Fund

	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	10,496,020	6,337,732	197,200	407,761
Net realized gain on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	30,820,365	46,477,597	2,527,430	633,578
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options contracts, futures contracts and foreign currency related transactions	65,792,072	(2,980,855)	(2,287,771)	871,245

Net increase from operations	107,108,457	49,834,474	436,859	1,912,584

Distributions to shareholders from:
Net investment income
Class A	(9,690,037)	(5,065,564)	(36,738)	(82,638)
Class B(a)	—	(84)	—	—
Class C	(4,709,208)	(698,005)	(10,519)	(24,441)
Class R	(12,597)	(2,451)	—	—
Class Y	(9,215,545)	(1,443,408)	(143,437)	(290,580)
Net realized gains
Class A	(18,122,978)	(7,861,250)	(158,276)	(63,397)
Class B(a)	—	(620)	—	—
Class C	(7,574,601)	(270,296)	(67,831)	(36,581)
Class R	(23,582)	(170)	—	—
Class Y	(10,274,618)	(73,810)	(512,122)	(193,027)

Total distributions	(59,623,166)	(15,415,658)	(928,923)	(690,664)

Increase (decrease) in net assets from operations and distributions	47,485,291	34,418,816	(492,064)	1,221,920

Share transactions:
Proceeds from sale of shares
Class A	219,836,469	263,620,330	387,763	4,243,794
Class C	207,368,469	150,015,005	132,771	1,226,943
Class R	143,666	703,481	—	—
Class Y	625,004,206	275,809,219	459,577	4,026,966
Value of distributions reinvested
Class A	25,926,722	12,127,252	182,084	102,676
Class B(a)	—	704	—	—
Class C	7,509,038	616,444	75,823	58,136
Class R	36,179	2,414	—	—
Class Y	10,718,539	710,656	654,518	375,743
Cost of shares redeemed
Class A	(210,505,324)	(41,202,452)	(2,505,877)	(2,152,427)
Class B(a)	—	(17,813)	—	—
Class C	(13,163,622)	(3,879,181)	(435,256)	(1,147,867)
Class R	(41,330)	(347)	—	—
Class Y	(93,041,713)	(30,307,850)	(6,612,298)	(1,928,565)
Redemption fees (Note 2)	—	—	—	171

Net increase (decrease) from shares transactions	779,791,299	628,197,862	(7,660,895)	4,805,570

Total increase (decrease) in net assets	827,276,590	662,616,678	(8,152,959)	6,027,490
Net Assets
Beginning of period	883,558,812	220,942,134	24,134,990	18,107,500

End of period	1,710,835,402	883,558,812	15,982,031	24,134,990

Accumulated net investment income (loss)	(14,116,586)	(985,219)	(336)	(6,842)

(a)	Class B Shares liquidated on January 31, 2014.

42	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)

278,617	297,894	69,584	(132,809)	377,068	722,018
12,402,185	15,474,113	2,466,643	4,716,269	6,875,681	6,325,356
4,023,582	18,827,704	1,786,818	(1,734,159)	(5,979,207)	(1,138,004)

16,704,384	34,599,711	4,323,045	2,849,301	1,273,542	5,909,370

—	(183,219)	—	—	(701,202)	(657,649)
—	—	—	—	—	(537)
—	—	—	—	(55,118)	(24,485)
—	—	—	—	(12)	(9)
—	(97,960)	—	—	(5,877)	(3,726)

(11,788,161)	(8,779,847)	(3,927,776)	(2,500,608)	(3,338,589)	—
—	(6,218)	—	(10,091)	—	—
(1,387,114)	(983,654)	(416,112)	(277,003)	(305,361)	—
(10,202)	(23,611)	(166)	(97)	(61)	—
(2,335,115)	(1,670,489)	(210,968)	(106,727)	(26,508)	—

(15,520,592)	(11,744,998)	(4,555,022)	(2,894,526)	(4,432,728)	(686,406)

1,183,792	22,854,713	(231,977)	(45,225)	(3,159,186)	5,222,964

18,401,221	20,414,751	5,516,520	2,230,272	667,746	2,113,358
3,513,899	2,451,860	111,141	249,121	412,347	457,549
19,244	101,849	—	—	—	—
8,329,455	3,942,662	4,663,064	438,091	526,347	197,296

11,299,145	8,476,522	3,835,382	2,408,084	3,688,771	580,742
—	6,218	—	6,025	—	419
1,305,541	898,201	393,219	257,874	195,514	13,112
10,202	23,611	166	97	73	9
2,008,943	1,513,069	189,733	94,104	13,595	2,305

(16,611,579)	(20,600,090)	(7,528,239)	(6,940,434)	(5,132,933)	(9,922,221)
—	(96,612)	—	(124,259)	—	(135,238)
(1,560,075)	(2,124,308)	(523,171)	(708,484)	(444,343)	(1,186,885)
(5,927)	(400,998)	—	—	—	—
(5,104,649)	(4,602,239)	(636,021)	(329,071)	(505,565)	(167,076)
—	—	—	—	—	—

21,605,420	10,004,496	6,021,794	(2,418,580)	(578,448)	(8,046,630)

22,789,212	32,859,209	5,789,817	(2,463,805)	(3,737,634)	(2,823,666)

214,654,418	181,795,209	38,557,339	41,021,144	75,156,140	77,979,806

237,443,630	214,654,418	44,347,156	38,557,339	71,418,506	75,156,140

264,445	(14,172)	69,584	—	328,335	713,476

See accompanying Notes to Financial Statements.	43

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)
Decrease in Net Assets
Operations:
Net investment income	233,973	813,472	1,647,720	2,950,812
Net realized gain (loss) on investments	1,227,910	137,423	1,557,347	(842,795)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,098,412)	964,606	583,024	3,253,411

Net increase from operations	363,471	1,915,501	3,788,091	5,361,428

Distributions to shareholders from:
Net investment income
Class A	(224,807)	(788,762)	(1,605,732)	(2,890,333)
Class B(a)	—	—	—	(252)
Class C	(6,966)	(19,101)	(29,810)	(34,309)
Class R	—	—	(23)	(37)
Class Y	(2,005)	(5,592)	(3,135)	(3,560)
Net realized gains
Class A	(233,459)	—	—	—
Class C	(11,316)	—	—	—
Class R	—	—	—	—
Class Y	(1,716)	—	—	—
Return of Capital
Class A	—	—	—	(176,499)
Class B(a)	—	—	—	(16)
Class C	—	—	—	(2,095)
Class R	—	—	—	(2)
Class Y	—	—	—	(217)

Total distributions	(480,269)	(813,455)	(1,638,700)	(3,107,320)

Increase (decrease) in net assets from operations and distributions	(116,798)	1,102,046	2,149,391	2,254,108

Share transactions:
Proceeds from sale of shares
Class A	5,180,853	357,169	5,655,414	1,630,026
Class C	443,693	45,209	1,992,331	797,461
Class R	—	—	10,000	—
Class Y	81,961	1,069	306,857	131,643
Value of distributions reinvested
Class A	362,474	499,049	1,400,243	2,638,648
Class B(a)	—	—	—	105
Class C	9,478	11,202	20,948	26,209
Class R	—	—	23	39
Class Y	2,216	2,393	1,612	2,011
Cost of shares redeemed
Class A	(13,567,581)	(5,158,034)	(12,180,334)	(23,319,119)
Class B(a)	—	—	—	(63,862)
Class C	(227,490)	(166,081)	(737,641)	(876,691)
Class R	—	—	—	—
Class Y	(8,953)	(108,808)	(100,411)	(72,078)

Net decrease from shares transactions	(7,723,349)	(4,516,832)	(3,630,958)	(19,105,608)

Total decrease in net assets	(7,840,147)	(3,414,786)	(1,481,567)	(16,851,500)
Net Assets
Beginning of period	28,240,995	31,655,781	148,144,787	164,996,287

End of period	20,400,848	28,240,995	146,663,220	148,144,787

Accumulated net investment income (loss)	51,897	51,702	(18,577)	(27,597)

(a)	Class B Shares liquidated on January 31, 2014.

44	See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Global Allocation Fund		Highland Dividend Equity Fund

	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Class A:
Shares sold	20,595,054	24,784,532	26,128	288,227
Issued for distribution reinvested	2,442,458	1,227,948	12,337	6,964
Shares redeemed	(19,867,366)	(4,011,357)	(171,696)	(144,303)

Net increase (decrease) in fund shares	3,170,146	22,001,123	(133,231)	150,888

Class B(a):
Issued for distribution reinvested	—	78	—	—
Shares redeemed	—	(1,907)	—	—

Net (decrease) in fund shares	—	(1,829)	—	—

Class C:
Shares sold	21,572,124	15,693,763	9,569	88,431
Issued for distribution reinvested	787,170	66,675	5,424	4,183
Shares redeemed	(1,374,575)	(411,753)	(31,800)	(81,479)

Net increase (decrease) in fund shares	20,984,719	15,348,685	(16,807)	11,135

Class R:
Shares sold	12,942	63,794	—	—
Issued for distribution reinvested	3,351	225	—	—
Shares redeemed	(3,841)	(29)	—	—

Net increase (decrease) in fund shares	12,452	63,990	—	—

Class Y:
Shares sold	50,454,422	22,485,727	32,870	287,704
Issued for distribution reinvested	863,906	58,437	46,754	26,828
Shares redeemed	(7,590,715)	(2,467,569)	(477,117)	(136,957)

Net increase (decrease) in fund shares	43,727,613	20,076,595	(397,493)	177,575

(a)	Class B Shares liquidated on January 31, 2014.

46	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Premier Growth Equity Fund		Highland Small-Cap Equity Fund		Highland Total Return Fund

Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014

528,407	624,064	378,030	147,277	28,089	88,885
325,155	265,800	277,123	162,929	155,181	24,630
(476,377)	(626,315)	(532,553)	(459,191)	(214,054)	(413,839)

377,185	263,549	122,600	(148,985)	(30,784)	(300,324)

—	230	—	497	—	18
—	(3,526)	—	(10,070)	—	(5,833)

—	(3,296)	—	(9,573)	—	(5,815)

120,467	87,309	9,897	20,013	18,853	20,469
45,112	33,181	36,208	21,436	8,980	600
(53,346)	(76,172)	(45,358)	(56,583)	(20,385)	(53,344)

112,233	44,318	747	(15,134)	7,448	(32,275)

556	3,177	—	—	—	—
298	750	12	7	3	—
(171)	(11,731)	—	—	—	—

683	(7,804)	12	7	3	—

229,818	117,030	309,975	27,063	21,487	7,998
56,242	46,221	12,846	6,021	564	97
(142,262)	(136,978)	(41,650)	(20,483)	(20,958)	(6,815)

143,798	26,273	281,171	12,601	1,093	1,280

See accompanying Notes to Financial Statements.	47

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Tax-Exempt Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
Class A:
Shares sold	425,265	30,287	440,046	128,070
Issued for distribution reinvested	30,111	42,075	108,328	206,658
Shares redeemed	(1,126,320)	(435,804)	(944,858)	(1,830,052)

Net decrease in fund shares	(670,944)	(363,442)	(396,484)	(1,495,324)

Class B(a):
Issued for distribution reinvested	—	—	—	8
Shares redeemed	—	—	—	(5,051)

Net decrease in fund shares	—	—	—	(5,043)

Class C:
Shares sold	36,507	3,780	154,557	62,413
Issued for distribution reinvested	788	945	1,618	2,050
Shares redeemed	(18,855)	(14,082)	(57,170)	(69,141)

Net increase (decrease) in fund shares	18,440	(9,357)	99,005	(4,678)

Class R:
Shares sold	—	—	773	—
Issued for distribution reinvested	—	—	2	3
Shares redeemed	—	—	—	—

Net increase in fund shares	—	—	775	3

Class Y:
Shares sold	6,282	83	23,756	10,260
Issued for distribution reinvested	170	187	125	158
Shares redeemed	(689)	(8,607)	(7,788)	(5,643)

Net increase (decrease) in fund shares	5,763	(8,337)	16,093	4,775

(a)	Class B Shares liquidated on January 31, 2014.

48	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

FINANCIAL HIGHLIGHTS

For the six month period ended March 31, 2015 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations				Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Global Allocation Fund
Class A
2015(d)	$10.58	$0.09		$0.88	$0.97	$(0.24)	$(0.37)	$—	$(0.61)
2014	9.03	0.16		1.89	2.05	(0.16)	(0.34)	—	(0.50)
2013	10.24	0.15		1.45	1.60	(0.15)	(2.66)	—	(2.81)
2012	8.15	0.07		2.11	2.18	(0.09)	—	—	(0.09)
2011	8.45	0.08		(0.31)	(0.23)	(0.07)	—	—	(0.07)
2010	8.07	0.08		0.38	0.46	(0.08)	—	—	(0.08)
Class C
2015(d)	$9.53	$0.05		$0.79	$0.84	$(0.21)	$(0.37)	$—	$(0.58)
2014	8.20	0.07		1.72	1.79	(0.12)	(0.34)	—	(0.46)
2013	9.51	0.07		1.34	1.41	(0.06)	(2.66)	—	(2.72)
2012	7.58	—	(g)	1.96	1.96	(0.03)	—	—	(0.03)
2011	7.86	0.01		(0.29)	(0.28)	—	—	—	—
2010	7.54	0.02		0.34	0.36	(0.04)	—	—	(0.04)
Class R
2015(d)	$10.74	$0.08		$0.89	$0.97	$(0.23)	$(0.37)	$—	$(0.60)
2014	9.16	0.11		1.95	2.06	(0.14)	(0.34)	—	(0.48)
2013	10.33	0.14		1.46	1.60	(0.11)	(2.66)	—	(2.77)
2012	8.16	0.05		2.14	2.19	(0.02)	—	—	(0.02)
2011	8.44	0.06		(0.29)	(0.23)	(0.05)	—	—	(0.05)
2010	8.06	0.06		0.37	0.43	(0.05)	—	—	(0.05)
Class Y
2015(d)	$12.21	$0.13		$1.00	$1.13	$(0.25)	$(0.37)	$—	$(0.62)
2014	10.36	0.22		2.16	2.38	(0.19)	(0.34)	—	(0.53)
2013	11.38	0.17		1.65	1.82	(0.18)	(2.66)	—	(2.84)
2012	9.04	0.08		2.37	2.45	(0.11)	—	—	(0.11)
2011	9.37	0.12		(0.36)	(0.24)	(0.09)	—	—	(0.09)
2010	8.94	0.10		0.43	0.53	(0.10)	—	—	(0.10)
Highland Dividend Equity Fund
Class A
2015(d)	$14.81	$0.12		$0.15	$0.27	$(0.11)	$(0.45)	$—	$(0.56)
2014	13.92	0.24		1.07	1.31	(0.22)	(0.20)	—	(0.42)
2013	11.96	0.21		1.95	2.16	(0.22)	— (g)	—	(0.22)
2012(h)	10.00	0.11		2.00	2.11	(0.15)	—	—	(0.15)
Class C
2015(d)	$14.06	$0.07		$0.14	$0.21	$(0.07)	$(0.45)	$—	$(0.52)
2014	13.24	0.13		1.02	1.15	(0.13)	(0.20)	—	(0.33)
2013	11.40	0.12		1.85	1.97	(0.14)	— (g)	—	(0.14)
2012(h)	10.00	0.04		1.44	1.48	(0.08)	—	—	(0.08)
Class Y
2015(d)	$14.07	$0.14		$0.14	$0.28	$(0.14)	$(0.45)	$—	$(0.59)
2014	13.24	0.28		1.02	1.30	(0.27)	(0.20)	—	(0.47)
2013	11.40	0.25		1.84	2.09	(0.26)	— (g)	—	(0.26)
2012(h)	10.00	0.14		1.44	1.58	(0.18)	—	—	(0.18)

50	See accompanying Notes to Financial Statements.

					Ratios and Supplemental Data
Redemptions Fees		Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—		$10.94	9.38	%(f)	$535,129	1.63%	0.84%		0.84%	39	%(f)
—		10.58	23.21		484,016	1.53	0.94		0.94	195
—		9.03	15.89		214,521	1.38	1.14		1.14	236
—		10.24	26.97		194,779	0.77	1.41		1.41	47
—		8.15	(2.85)		29,171	0.89	1.13	(e)	1.13	47
—		8.45	5.70		34,667	1.00	1.36	(e)	1.41	50

$—		$9.79	9.04	%(f)	$361,441	1.02%	1.59%		1.59%	39	%(f)
—		9.53	22.32		151,943	0.76	1.69		1.69	195
—		8.20	14.97		4,905	0.67	1.88		1.88	236
—		9.51	25.97		3,443	0.02	2.16		2.16	47
—		7.58	(3.56)		1,361	0.14	1.88	(e)	1.88	47
—		7.86	4.83		1,907	0.25	2.12	(e)	2.16	50

$—		$11.11	9.20	%(f)	$855	1.42%	1.09%		1.09%	39	%(f)
—		10.74	22.95		693	1.03	1.27		1.27	195
—		9.16	15.69		5	1.32	1.26		1.26	236
—		10.33	26.87		2	0.52	1.66		1.66	47
—		8.16	(2.82)		1	0.64	1.38	(e)	1.38	47
—		8.44	5.34		9	0.75	1.61	(e)	1.66	50

$—		$12.72	9.47	%(f)	$813,410	2.09%	0.60%		0.60%	39	%(f)
—		12.21	23.39		246,907	1.79	0.69		0.69	195
—		10.36	16.27		1,495	1.44	0.87		0.87	236
—		11.38	27.34		3,124	1.02	1.16		1.16	47
—		9.04	(2.68)		94	1.14	0.88	(e)	0.88	47
—		9.37	5.88		149	1.19	1.11	(e)	1.14	50

$—		$14.52	1.82	%(f)	$3,870	1.65%	1.38%		2.07%	8	%(f)
—		14.81	9.44		5,921	1.63	1.35		1.94	15
0.02		13.92	18.47		3,464	1.52	1.40		2.62	6
—	(g)	11.96	21.16	(f)	424	1.10	2.25		4.03	6	(f)

$—		$13.75	1.46	%(f)	$1,993	1.04%	2.03%		2.73%	8	%(f)
—		14.06	8.70		2,274	0.93	2.00		2.58	15
0.01		13.24	17.59		1,994	0.93	2.04		3.19	6
—	(g)	11.40	14.89	(f)	771	0.45	2.90		4.68	6	(f)

$—		$13.76	1.96	%(f)	$10,119	1.98%	1.02%		1.71%	8	%(f)
—		14.07	9.86		15,939	1.98	1.00		1.59	15
0.01		13.24	18.72		12,650	1.98	1.02		2.17	6
—	(g)	11.40	15.90	(f)	9,911	1.45	1.90		3.68	6	(f)

See accompanying Notes to Financial Statements.	51

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2015 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Premier Growth Equity Fund
Class A
2015(d)	$34.99	$0.05	$2.60	$2.65	$—	$(2.46)	$—	$(2.46)
2014	31.22	0.06	5.70	5.76	(0.04)	(1.95)	—	(1.99)
2013	26.13	0.11	5.12	5.23	(0.14)	—	—	(0.14)
2012	19.39	0.03	6.71	6.74	—	—	—	—
2011	19.45	— (g)	(0.06)	(0.06)	—	—	—	—
2010	18.45	(0.01)	1.06	1.05	(0.05)	—	—	(0.05)
Class C
2015(d)	$29.57	$(0.07)	$2.20	$2.13	$—	$(2.46)	$—	$(2.46)
2014	26.82	(0.16)	4.86	4.70	—	(1.95)	—	(1.95)
2013	22.50	(0.09)	4.41	4.32	—	—	—	—
2012	16.82	(0.12)	5.80	5.68	—	—	—	—
2011	17.00	(0.15)	(0.03)	(0.18)	—	—	—	—
2010	16.21	(0.14)	0.93	0.79	—	—	—	—
Class R
2015(d)	$34.52	$— (g)	$2.57	$2.57	$—	$(2.46)	$—	$(2.46)
2014	30.86	(0.03)	5.64	5.61	—	(1.95)	—	(1.95)
2013	25.84	0.02	5.08	5.10	(0.08)	—	—	(0.08)
2012	19.22	(0.03)	6.65	6.62	—	—	—	—
2011	19.33	(0.06)	(0.05)	(0.11)	—	—	—	—
2010	18.39	(0.06)	1.05	0.99	(0.05)	—	—	(0.05)
Class Y
2015(d)	$35.89	$0.09	$2.67	$2.76	$—	$(2.46)	$—	$(2.46)
2014	31.96	0.14	5.85	5.99	(0.11)	(1.95)	—	(2.06)
2013	26.74	0.18	5.24	5.42	(0.20)	—	—	(0.20)
2012	19.80	0.09	6.85	6.94	—	—	—	—
2011	19.81	0.05	(0.06)	(0.01)	—	—	—	—
2010	18.78	0.04	1.08	1.12	(0.09)	—	—	(0.09)
Highland Small-Cap Equity Fund
Class A
2015(d)	$14.90	$0.03	$1.51	$1.54	$—	$(1.68)	$—	$(1.68)
2014	14.93	(0.04)	1.07	1.03	—	(1.06)	—	(1.06)
2013	12.88	(0.06)	3.07	3.01	—	(0.96)	—	(0.96)
2012	10.07	(0.10)	2.91	2.81	—	—	—	—
2011	9.64	(0.07)	0.50	0.43	—	—	—	—
2010	8.49	(0.03)	1.18	1.15	—	—	—	—
Class C
2015(d)	$12.06	$(0.02)	$1.19	$1.17	$—	$(1.68)	$—	$(1.68)
2014	12.35	(0.13)	0.90	0.77	—	(1.06)	—	(1.06)
2013	10.91	(0.16)	2.56	2.40	—	(0.96)	—	(0.96)
2012	8.59	(0.17)	2.49	2.32	—	—	—	—
2011	8.29	(0.14)	0.44	0.30	—	—	—	—
2010	7.35	(0.08)	1.02	0.94	—	—	—	—

52	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$35.18	7.65	%(f)	$181,383	0.26%	1.10%		1.10%	9	%(f)
—	34.99	19.08		167,187	0.17	1.16		1.16	20
—	31.22	20.12		140,949	0.39	1.25		1.27	20
—	26.13	34.76		127,028	0.14	1.22		1.31	16
—	19.39	(0.31)		109,321	(0.02)	1.07	(e)	1.10	23
—	19.45	5.69		140,095	(0.08)	1.00	(e)	1.00	21

$—	$29.24	7.28	%(f)	$19,388	(0.48)%	1.85%		1.85%	9	%(f)
—	29.57	18.21		16,290	(0.58)	1.91		1.91	20
—	26.82	19.20		13,589	(0.37)	2.00		2.02	20
—	22.50	33.77		10,512	(0.61)	1.97		2.06	16
—	16.82	(1.06)		10,248	(0.77)	1.82	(e)	1.85	23
—	17.00	4.87		13,770	(0.83)	1.75	(e)	1.75	21

$—	$34.63	7.52	%(f)	$166	0.02%	1.35%		1.35%	9	%(f)
—	34.52	18.80		141	(0.09)	1.41		1.41	20
—	30.86	19.80		367	0.08	1.50		1.52	20
—	25.84	34.44		233	(0.11)	1.47		1.56	16
—	19.22	(0.57)		171	(0.27)	1.32	(e)	1.35	23
—	19.33	5.40		103	(0.31)	1.23	(e)	1.24	21

$—	$36.19	7.77	%(f)	$36,507	0.52%	0.85%		0.85%	9	%(f)
—	35.89	19.40		31,036	0.42	0.91		0.91	20
—	31.96	20.45		26,802	0.64	1.00		1.02	20
—	26.74	35.05		25,083	0.39	0.97		1.06	16
—	19.80	(0.05)		24,705	0.23	0.82	(e)	0.85	23
—	19.81	5.94		36,848	0.19	0.74	(e)	0.74	21

$—	$14.76	11.08	%(f)	$35,085	0.37%	1.20%		1.62%	22	%(f)
—	14.90	6.93		33,598	(0.27)	1.49		1.62	26
—	14.93	25.36		35,882	(0.47)	1.91		1.91	64
—	12.88	27.91		33,698	(0.86)	2.00		2.00	24
—	10.07	4.46		31,155	(0.65)	1.91	(e)	1.92	71
—	9.64	13.55		34,798	(0.33)	1.81	(e)	1.97	42

$—	$11.55	10.57	%(f)	$3,088	(0.40)%	1.95%		2.36%	22	%(f)
—	12.06	6.23		3,213	(1.01)	2.23		2.37	26
—	12.35	24.39		3,480	(1.21)	2.66		2.66	64
—	10.91	26.89		2,947	(1.61)	2.75		2.75	24
—	8.59	3.62		2,587	(1.40)	2.66	(e)	2.67	71
—	8.29	12.79		2,832	(1.08)	2.56	(e)	2.71	42

See accompanying Notes to Financial Statements.	53

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2015 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Small-Cap Equity Fund (continued)
Class R
2015(d)	$14.73	$0.02	$1.49	$1.51	$—	$(1.68)	$—	$(1.68)
2014	14.79	(0.07)	1.07	1.00	—	(1.06)	—	(1.06)
2013	12.79	(0.09)	3.05	2.96	—	(0.96)	—	(0.96)
2012	9.99	(0.13)	2.93	2.80	—	—	—	—
2011	9.58	(0.10)	0.51	0.41	—	—	—	—
2010	8.46	(0.05)	1.17	1.12	—	—	—	—
Class Y
2015(d)	$15.79	$0.05	$1.60	$1.65	$—	$(1.68)	$—	$(1.68)
2014	15.72	—	1.13	1.13	—	(1.06)	—	(1.06)
2013	13.48	(0.05)	3.25	3.20	—	(0.96)	—	(0.96)
2012	10.51	(0.08)	3.05	2.97	—	—	—	—
2011	10.04	(0.05)	0.52	0.47	—	—	—	—
2010	8.82	—	1.22	1.22	—	—	—	—
Highland Total Return Fund
Class A
2015(d)	$24.52	$0.13	$0.30	$0.43	$(0.25)	$(1.21)	$—	$(1.46)
2014	22.93	0.24	1.57	1.81	(0.22)	—	—	(0.22)
2013	20.85	0.20	2.09	2.29	(0.21)	—	—	(0.21)
2012	18.03	0.19	2.87	3.06	(0.24)	—	—	(0.24)
2011	18.80	0.21	(0.87)	(0.66)	(0.11)	—	—	(0.11)
2010	17.90	0.17	0.99	1.16	(0.26)	—	—	(0.26)
Class C
2015(d)	$22.58	$0.04	$0.27	$0.31	$(0.21)	$(1.21)	$—	$(1.42)
2014	21.17	0.05	1.45	1.50	(0.09)	—	—	(0.09)
2013	19.25	0.03	1.94	1.97	(0.05)	—	—	(0.05)
2012	16.63	0.04	2.65	2.69	(0.07)	—	—	(0.07)
2011	17.37	0.06	(0.80)	(0.74)	—	—	—	—
2010	16.59	0.03	0.91	0.94	(0.16)	—	—	(0.16)
Class R
2015(d)	$24.62	$0.10	$0.30	$0.40	$(0.23)	$(1.21)	$—	$(1.44)
2014	23.04	0.18	1.58	1.76	(0.18)	—	—	(0.18)
2013	20.94	0.28	1.99	2.27	(0.17)	—	—	(0.17)
2012	18.02	0.14	2.88	3.02	(0.10)	—	—	(0.10)
2011	18.79	0.16	(0.86)	(0.70)	(0.07)	—	—	(0.07)
2010	17.87	0.12	0.99	1.11	(0.19)	—	—	(0.19)
Class Y
2015(d)	$24.82	$0.14	$0.33	$0.47	$(0.26)	$(1.22)	$—	$(1.48)
2014	23.20	0.30	1.58	1.88	(0.26)	—	—	(0.26)
2013	21.09	0.27	2.11	2.38	(0.27)	—	—	(0.27)
2012	18.24	0.24	2.90	3.14	(0.29)	—	—	(0.29)
2011	19.03	0.27	(0.89)	(0.62)	(0.17)	—	—	(0.17)
2010	18.10	0.21	1.01	1.22	(0.29)	—	—	(0.29)

54	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$14.56	10.99	%(f)	$1	0.30%	1.22%		1.65%	22	%(f)
—	14.73	6.79		1	(0.48)	1.64		1.77	26
—	14.79	25.24		1	(0.57)	1.99		1.99	64
—	12.79	27.93		1	(1.11)	2.25		2.25	24
—	9.99	4.28		1	(0.90)	2.16	(e)	2.17	71
—	9.58	13.24		9	(0.55)	2.03	(e)	2.19	42

$—	$15.76	11.15	%(f)	$6,173	0.68%	0.97%		1.38%	22	%(f)
—	15.79	7.24		1,745	(0.01)	1.23		1.37	26
—	15.72	25.66		1,539	(0.28)	1.64		1.64	64
—	13.48	28.26		460	(0.61)	1.75		1.75	24
—	10.51	4.68		209	(0.40)	1.66	(e)	1.67	71
—	10.04	13.83		198	(0.04)	1.58	(e)	1.72	42

$—	$23.49	1.74	%(f)	$65,456	1.08%	1.28%		1.32%	120	%(f)
—	24.52	7.92		69,084	0.99	1.38		1.38	121
—	22.93	11.15		71,505	0.92	1.33		1.34	138
—	20.85	17.01		75,216	0.97	1.60		1.82	169
—	18.03	(3.51)		79,574	1.07	1.42	(e)	1.46	177
—	18.80	6.51		104,835	0.92	1.15	(e)	1.26	137

$—	$21.47	1.35	%(f)	$5,571	0.34%	2.03%		2.07%	120	%(f)
—	22.58	7.10		5,690	0.24	2.13		2.13	121
—	21.17	10.28		6,019	0.17	2.08		2.09	138
—	19.25	16.17		6,965	0.22	2.35		2.57	169
—	16.63	(4.20)		8,183	0.32	2.17	(e)	2.21	177
—	17.37	5.71		11,714	0.19	1.90	(e)	2.01	137

$—	$23.58	1.60	%(f)	$1	0.87%	1.48%		1.49%	120	%(f)
—	24.62	7.65		1	0.75	1.66		1.66	121
—	23.04	10.99		1	1.27	1.28		1.28	138
—	20.94	16.68		1	0.72	1.85		2.07	169
—	18.02	(3.70)		1	0.82	1.67	(e)	1.71	177
—	18.79	6.25		9	0.66	1.41	(e)	1.52	137

$—	$23.81	1.86	%(f)	$391	1.17%	1.04%		1.07%	120	%(f)
—	24.82	8.15		381	1.24	1.14		1.14	121
—	23.20	11.41		326	1.22	1.08		1.09	138
—	21.09	17.36		217	1.22	1.35		1.57	169
—	18.24	(3.36)		238	1.32	1.17	(e)	1.21	177
—	19.03	6.81		5,070	1.16	0.90	(e)	1.00	137

See accompanying Notes to Financial Statements.	55

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2015 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Tax-Exempt Fund
Class A
2015(d)	$12.08	$0.12	$0.10	$0.22	$(0.12)	$(0.13)	$—	$(0.25)
2014	11.64	0.33	0.44	0.77	(0.33)	—	—	(0.33)
2013	12.34	0.31	(0.70)	(0.39)	(0.31)	—	—	(0.31)
2012	11.86	0.32	0.48	0.80	(0.32)	—	—	(0.32)
2011	11.97	0.34	(0.11)	0.23	(0.34)	—	—	(0.34)
2010	11.79	0.41	0.18	0.59	(0.41)	—	—	(0.41)
Class C
2015(d)	$12.07	$0.08	$0.11	$0.19	$(0.08)	$(0.13)	$—	$(0.21)
2014	11.63	0.24	0.44	0.68	(0.24)	—	—	(0.24)
2013	12.33	0.22	(0.71)	(0.49)	(0.21)	—	—	(0.21)
2012	11.86	0.23	0.47	0.70	(0.23)	—	—	(0.23)
2011	11.96	0.26	(0.10)	0.16	(0.26)	—	—	(0.26)
2010	11.78	0.33	0.17	0.50	(0.32)	—	—	(0.32)
Class Y
2015(d)	$13.06	$0.15	$0.12	$0.27	$(0.15)	$(0.13)	$—	$(0.28)
2014	12.58	0.38	0.48	0.86	(0.38)	—	—	(0.38)
2013	13.34	0.36	(0.76)	(0.40)	(0.36)	—	—	(0.36)
2012	12.83	0.37	0.51	0.88	(0.37)	—	—	(0.37)
2011	12.93	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
2010	12.74	0.48	0.19	0.67	(0.48)	—	—	(0.48)
Highland Fixed Income Fund
Class A
2015(d)	$12.79	$0.14	$0.18	$0.32	$(0.14)	$—	$—	$(0.14)
2014	12.61	0.24	0.20	0.44	(0.24)	—	(0.02)	(0.26)
2013	13.04	0.17	(0.41)	(0.24)	(0.17)	—	(0.02)	(0.19)
2012	12.54	0.20	0.59	0.79	(0.27)	—	(0.02)	(0.29)
2011	12.26	0.37	0.31	0.68	(0.40)	—	—	(0.40)
2010	11.71	0.36	0.63	0.99	(0.44)	—	—	(0.44)
Class C
2015(d)	$12.80	$0.10	$0.19	$0.29	$(0.10)	$—	$—	$(0.10)
2014	12.62	0.15	0.19	0.34	(0.15)	—	(0.01)	(0.16)
2013	13.06	0.07	(0.42)	(0.35)	(0.07)	—	(0.02)	(0.09)
2012	12.56	0.10	0.59	0.69	(0.17)	—	(0.02)	(0.19)
2011	12.27	0.27	0.33	0.60	(0.31)	—	—	(0.31)
2010	11.72	0.27	0.63	0.90	(0.35)	—	—	(0.35)
Class R
2015(d)	$12.79	$0.12	$0.19	$0.31	$(0.13)	$—	$—	$(0.13)
2014	12.61	0.23	0.18	0.41	(0.22)	—	(0.01)	(0.23)
2013	13.05	0.14	(0.42)	(0.28)	(0.14)	—	(0.02)	(0.16)
2012	12.55	0.16	0.59	0.75	(0.23)	—	(0.02)	(0.25)
2011	12.26	0.33	0.34	0.67	(0.38)	—	—	(0.38)
2010	11.71	0.33	0.63	0.96	(0.41)	—	—	(0.41)

56	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$12.05	1.86	%(f)	$19,014	2.01%	1.05%		1.07%	14	%(f)
—	12.08	6.67		27,149	2.76	0.98		0.98	14
—	11.64	(3.26)		30,390	2.53	1.12		1.13	16
—	12.34	6.79		33,747	2.62	1.14		1.18	26
—	11.86	2.06		36,024	2.97	1.15	(e)	1.18	40
—	11.97	5.14		40,049	3.49	0.86	(e)	0.63	28

$—	$12.05	1.57	%(f)	$1,145	1.26%	1.85%		1.88%	14	%(f)
—	12.07	5.88		925	2.01	1.73		1.73	14
—	11.63	(3.98)		1,000	1.77	1.87		1.88	16
—	12.33	5.93		1,728	1.87	1.89		1.93	26
—	11.86	1.39		1,675	2.22	1.90	(e)	1.93	40
—	11.96	4.33		2,699	2.68	1.60	(e)	1.24	28

$—	$13.05	2.08	%(f)	$242	2.25%	0.87%		0.90%	14	%(f)
—	13.06	6.97		167	3.01	0.72		0.72	14
—	12.58	(3.03)		266	2.78	0.87		0.87	16
—	13.34	6.97		180	2.87	0.89		0.93	26
—	12.83	2.39		179	3.22	0.90	(e)	0.93	40
—	12.93	5.36		700	3.73	0.61	(e)	0.30	28

$—	$12.97	2.54	%(f)	$141,804	2.25%	0.86%		0.86%	24	%(f)
—	12.79	3.47		144,839	1.91	0.97		0.97	283
—	12.61	(1.92)		161,673	1.32	1.04		1.04	456
—	13.04	6.35		202,060	1.59	1.13		1.14	350
—	12.54	5.78		94,079	2.97	0.90	(e)	0.91	392
—	12.26	8.65		98,741	3.02	0.91	(e)	0.99	342

$—	$12.99	2.24	%(f)	$4,413	1.51%	1.61%		1.61%	24	%(f)
—	12.80	2.62		3,082	1.16	1.72		1.72	283
—	12.62	(2.57)		3,098	0.57	1.79		1.79	456
—	13.06	5.48		5,051	0.84	1.88		1.89	350
—	12.56	4.99		846	2.22	1.65	(e)	1.66	392
—	12.27	7.93		933	2.25	1.66	(e)	1.74	342

$—	$12.97	2.45	%(f)	$12	2.04%	1.03%		1.03%	24	%(f)
—	12.79	3.31		2	1.83	1.13		1.13	283
—	12.61	(2.14)		2	1.12	1.22		1.22	456
—	13.05	6.05		2	1.34	1.38		1.39	350
—	12.55	5.60		1	2.72	1.15	(e)	1.16	392
—	12.26	8.37		11	2.73	1.17	(e)	1.25	342

See accompanying Notes to Financial Statements.	57

FINANCIAL HIGHLIGHTS (continued)

For the six month period ended March 31, 2015 (unaudited) and the years or periods ended September 30

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Fixed Income Fund (continued)
Class Y
2015(d)	$12.78	$0.16	$0.18	$0.34	$(0.16)	$—	$—	$(0.16)
2014	12.60	0.27	0.20	0.47	(0.27)	—	(0.02)	(0.29)
2013	13.03	0.16	(0.37)	(0.21)	(0.20)	—	(0.02)	(0.22)
2012	12.52	0.23	0.60	0.83	(0.29)	—	(0.03)	(0.32)
2011	12.24	0.40	0.31	0.71	(0.43)	—	—	(0.43)
2010	11.70	0.33	0.68	1.01	(0.47)	—	—	(0.47)

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	The ratios for periods of less than one full year are annualized.
(d)	Unaudited.
(e)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(f)	Not annualized.
(g)	Less than $0.005 per share or less than 0.005%.
(h)	Class A commenced operations on November 23, 2011, Class C commenced operations on November 15, 2011 and Class Y commenced operations on November 14, 2011.

58	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$12.96	2.67	%(f)	$434	2.51%	0.61%		0.61%	24	%(f)
—	12.78	3.73		222	2.13	0.72		0.72	283
—	12.60	(1.60)		159	1.27	0.79		0.79	456
—	13.03	6.62		1,571	1.84	0.88		0.89	350
—	12.52	6.04		1,072	3.22	0.65	(e)	0.66	392
—	12.24	8.81		2,686	3.36	0.67	(e)	0.75	342

See accompanying Notes to Financial Statements.	59

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2015	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises thirteen portfolios (each a “Fund” and collectively the “Funds”), although only the following eight are currently being offered: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Dividend Equity Fund (the “Dividend Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP (Master Limited Partnership) Fund is reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund (other than the Dividend Equity Fund and the Tax-Exempt Fund) currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares. The Dividend Equity Fund currently offers four share classes to investors but has only sold three, namely Class A, Class C and Class Y shares. The Tax-Exempt Fund currently offers three share classes to investors, namely Class A, Class C and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Global Allocation Fund	5.75
Dividend Equity Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectuses. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class R and Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each class share. Expenses other than those incurred by a specific Fund are allocated pro rata among Funds and share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such

60	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation.

The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2015, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans,

Semi-Annual Report	61

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the beginning of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2015 is as follows:

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Aerospace	$1,385,053	$—	$1,385,053	$—
Energy	24,735,717	—	24,735,717	—
Gaming & Leisure	—	—	—	—
Healthcare	8,003,341	—	3,703,029	4,300,312
Information Technology	522,615	—	522,615	—
Service	1,734,883	—	1,734,883	—
Telecommunications	89,884,747	—	—	89,884,747
Utility	106,840,344	—	106,840,344	—
Non-U.S. Senior Loans
Broadcasting	3,743,319	—	3,743,319	—
Energy	15,384,592	—	15,384,592	—
Gaming & Leisure	2,717,489	—	2,717,489	—
Healthcare	4,486,710	—	4,486,710	—
Manufacturing	1,685,975	—	1,685,975	—
Retail	930,443	—	930,443	—
Service	6,967,419	—	6,967,419	—
Transportation	1,759,199	—	1,759,199	—
Non-U.S. Asset-Backed Securities	109,652,462	—	109,652,462	—
U.S. Corporate Bonds & Notes(1)	31,263,959	—	31,263,959	—
Non-U.S. Corporate Bonds & Notes(1)	40,095,772	—	40,095,772	—
Non-U.S. Government Bonds	332,894,388	—	332,894,388	—

62	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund (continued)
U.S. Equity
Banks	$5,261,139	$5,261,139	$—	$—
Consumer Services	103,324,313	96,095,803	7,228,510	—
Diversified Financials	9,723,771	9,723,771	—	—
Energy	51,787,235	51,787,235	—	—
Healthcare Equipment & Services	52,852,490	52,852,490	—	—
Materials	10,670,521	—	10,670,521	—
Media	4,899,508	4,899,508	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,731,010	3,731,010	—	—
Real Estate Investment Trust	43,666,220	43,666,220	—	—
Retailing	1,878,660	1,878,660	—	—
Software & Services	54,244,383	54,244,383	—	—
Technology Hardware & Equipment	4,264,065	4,264,065	—	—
Telecommunication Services	33,612,160	—	—	33,612,160
Transportation	126,179,764	126,179,764	—	—
Utilities	42,651,708	42,651,708	—	—
Non-U.S. Equity
Consumer Services	3,666,880	3,666,880	—	—
Diversified Financials	6,348,190	6,348,190	—	—
Energy	28,802,554	28,802,554	—	—
Food, Beverage & Tobacco	2,548,037	—	2,548,037	—
Healthcare Equipment & Services	38,696,412	37,066,139	1,630,273	—
Materials	332,550	332,550	—	—
Media	5,334,556	5,334,556	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,450,924	10,514,110	2,936,814	—
Retailing	15,611,615	15,611,615	—	—
Software & Services	32,627,437	32,627,437	—	—
Technology Hardware & Equipment	30,956,183	30,956,183	—	—
Telecommunication Services	20,365,452	—	20,365,452	—
Transportation	2,097,459	2,097,459	—	—
U.S. Exchange-Traded Funds	11,183,453	11,183,453	—	—
Non-U.S. Exchange-Traded Funds	115,817,000	115,817,000	—	—
U.S. Master Limited Partnerships(1)	41,680,812	41,680,812	—	—
Non-U.S. Master Limited Partnerships(1)	975,400	975,400	—	—
Warrants(1)	5,330,000	5,330,000
U.S. Purchased Call Options	7,791,650	7,791,650	—	—
Non-U.S. Purchased Call Options	13,304,030	13,304,030	—	—
U.S. Registered Investment Companies	160,102,789	160,102,789	—	—
Non-U.S. Investment Companies	3,444,512	—	—	3,444,512

Total Assets	1,893,903,269	1,026,778,563	735,882,975	131,241,731

Liabilities
Securities Sold Short(1)	(8,892,250)	(8,892,250)	—	—
Written Options Contracts
Equity Contracts	(21,208,420)	(21,208,420)	—	—

Total Liabilities	(30,100,670)	(30,100,670)	—	—

Total	$1,863,802,599	$996,677,893	$735,882,975	$131,241,731

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	63

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stocks(1)	$15,222,781	$15,222,781	$—	$—
Exchange-Traded Funds	412,464	412,464	—	—
Registered Investment Companies	4,246,660	4,246,660	—	—

Total	$19,881,905	$19,881,905	$—	$—

(1)	See investment Portfolio detail for industry breakout.

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$229,969,915	$229,969,915	$—	$—

Total Assets	229,969,915	229,969,915	—	—

Liabilities
Other Financial Instruments
Equity Contracts—Futures(2)	(9,195)	(9,195)	—	—

Total Liabilities	(9,195)	(9,195)	—	—

Total	$229,960,720	$229,960,720	$—	$—

(1)	See investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$43,467,752	$43,467,752	$—	$—
Registered Investment Companies	12,333,045	12,333,045	—	—

Total	$55,800,797	$55,800,797	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$32,390	$—	$32,390	$—
Agency Mortgage-Backed Securities	4,402,621	—	4,402,621	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	1,731,327	—	1,731,327	—
Foreign Corporate Bonds & Notes(1)	854,139	—	854,139	—
Non-Agency Collateralized Mortgage-Backed Securities	490,116	—	490,116	—
U.S. Treasuries	1,517,890	—	1,517,890	—

64	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund (continued)
Domestic Equity
Common Stocks(1)	$30,931,255	$30,931,255	$—	$—
Preferred Stocks
Banks	25,109	—	25,109	—
Diversified Financials	808,101	808,101	—	—
Foreign Equity
Common Stocks
Consumer Durables & Apparel	658,576	658,576	—	—
Food, Beverage & Tobacco	5,639,958	5,639,958	—	—
Healthcare Equipment & Services	858,202	858,202	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,969,924	3,438,669	531,255	—
Telecommunication Services	2,342,581	2,342,581	—	—
Registered Investment Companies	27,308,843	27,308,843	—	—

Total	$81,571,034	$71,986,185	$9,584,849	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$16,704,992	$—	$16,704,992	$—

Total	$16,704,992	$—	$16,704,992	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$248,833	$—	$248,833	$—
Agency Mortgage-Backed Securities	31,236,498	—	31,236,498	—
Asset-Backed Securities	302,810	—	302,810	—
Corporate Bonds & Notes(1)	37,413,592	—	37,413,592	—
Foreign Corporate Bonds & Notes(1)	11,892,123	—	11,892,123	—
Municipal Bonds & Notes	2,049,088	—	2,049,088	—
Non-Agency Collateralized Mortgage Obligations	712,272	—	712,272	—
Non-Agency Collateralized Mortgage-Backed Securities	5,480,937	—	5,480,937	—
Sovereign Bonds	955,777	—	955,777	—
U.S. Government Agencies	22,695,056	—	22,695,056	—
U.S. Treasuries	2,598,770	—	2,598,770	—
Domestic Equity				—
Common Stocks(1)	2,304,900	2,304,900		—
Preferred Stocks
Banks	2,863,610	2,689,173	174,437	—
Diversified Financials	3,313,483	3,313,483	—	—
Real Estate	196,690	196,690	—	—
Registered Investment Companies	17,397,384	17,397,384	—	—

Total	$141,661,823	$25,901,630	$115,760,193	$—

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	65

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

The table below sets forth a summary of changes in the Global Allocation Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2015.

	Balance as of September 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2015	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Global Allocation Fund
U.S. Senior Loans
Healthcare	$8,864,125	$—	$(2,932,857)	$3,939	$21,105	$(81,000)	$—	$(1,575,000)	$4,300,312	$(64,215)
Media & Tele- communi- cations	2,008,130	—	—	—	(2,500)	(8,130)	—	(1,997,500)	—	—
Service	1,865,855	—	(1,865,855)	27,602	—	(27,602)	—	—	—	—
Telecommuni- cations	—	—	—	—	63,674	1,166,587	98,190,244	(9,535,758)	89,884,747	1,166,587
Transportation	306,147	—	—	(49)	(2,113)	396	—	(304,381)	—	—
Non-U.S. Senior Loans
Manufacturing	1,621,996	—	(1,621,996)	—	—	—	—	—	—	—
Transportation	1,757,053	—	(1,757,053)	—	—	—	—	—	—	—
U.S. Equities
Telecommuni- cations Services	—	—	—	—	—	361,346	33,250,814	—	33,612,160	361,346
Non-U.S. Investment Companies	4,195,723	—		—		(751,211)	—	—	3,444,512	(751,211)

Total	$20,619,029	$—	$(8,177,761)	$31,492	$80,166	$660,386	$131,441,058	$(13,412,639)	$131,241,731	$712,507

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended March 31, 2015, a net amount of $8,177,761 of the Global Allocation Fund was transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the period ended March 31, 2015, there were no other transfers.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Senior Loans	$94,185,059	Third-Party Pricing Vendor	N/A	N/A
		Recovery Price	N/A	N/A
Common Stock	33,612,160	Multiples	Price/MHz-PoP	$0.13 - $0.62
Investment Companies	3,444,512	Net Asset Value	N/A	N/A

Total	$131,241,731

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

Significant changes in the unobservable inputs in isolation would result in a significantly lower or higher fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Short-Term Trading (Redemption) Fees

Shares held in the Dividend Equity Fund less than 60 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which were retained by the Fund, are accounted for as an addition to paid-in capital. Effective October 17, 2013, the short-term trading fee was eliminated.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Tax-Exempt Fund and Fixed Income Fund declare investment income dividends daily and pay them monthly. The Dividend Equity Fund declares and pays investment income dividends monthly. The Global Allocation Fund declares and pays investment income dividends quarterly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Semi-Annual Report	67

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. As of March 31, 2015, the Global Allocation Fund held securities sold short. Additionally, securities held as collateral were posted in the Global Allocation Fund’s segregated accounts.

When-Issued Securities & Forward Commitments

The Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of March 31, 2015, the Global Allocation Fund held securities on a when-issued basis. These securities are detailed in the Fund’s Investment Portfolio.

Note 3. Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, they are required to segregate cash or liquid assets in an amount equal to the value of the Fund’s obligation under those contracts, marked to market on a daily basis. The Total Return Fund invested in forward foreign currency exchange contracts during the period covered by this report, however, none were held as of March 31, 2015.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended March 31, 2015, the Premier Growth Equity Fund held futures contracts as detailed in the Fund’s Investment Portfolio. The Total Return Fund invested in futures contracts during the period; however, none were held as of March 31, 2015. These Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. As of March 31, 2015, the Premier Growth Equity Fund held securities collateral for futures contracts in the amount of $250,478.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Transactions in written options for the period ended March 31, 2015 were as follows:

Global Allocation Fund	Number of Contracts	Premium
Outstanding, September 30, 2014	25,000	$9,361,113
Call Options Written	5,000	711,043
Put Options Written	65,253	23,698,113
Put Options Exercised	(16,000)	(4,688,570)
Call Options Expired	(1,000)	(442,352)
Put Options Expired	(7,000)	(2,475,268)
Put Options Closed	(2,000)	(1,055,750)

Outstanding, March 31, 2015	69,253	$25,108,329

Additional Derivative Information

The Funds implemented amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2015:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Global Allocation Fund
Equity Contracts—Options	$21,095,680	(1)	$(21,208,420	)(2)
Premier Growth Equity Fund
Equity Contracts—Futures	—		(9,195	)(3)(4)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options contracts, at value.
(3)	Statement of Assets and Liabilities location: Variation margin receivable/payable.
(4)

Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

Semi-Annual Report	69

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2015, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Global Allocation Fund
Equity Contracts	$1,553,462	(1)(2)	$3,818,682	(3)(4)
Premier Growth Equity Fund
Equity Contracts	139,598	(5)	(21,338	)(6)
Total Return Fund
Equity Contracts	38,008	(5)	82,999	(6)
Foreign Exchange Contracts	(3,599	)(7)	—
Interest Rate Contracts	(148,957	)(5)	3,688	(6)

(1)	Statement of Operations location: Realized gain (loss) on written options contracts.
(2)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) on investments.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) on written options contracts.
(5)	Statement of Operations location: Realized gain (loss) on futures contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures contracts.
(7)	Statement of Operations location: Realized gain (loss) on foreign currency related transactions.

The average volume of derivative activity for the period ended March 31, 2015, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Global Allocation Fund
Purchased Options Contracts	46,923	$—
Written Options Contracts	34,329	—
Premier Growth Equity Fund
Futures Contracts	—	(369)
Total Return Fund
Futures Contracts	—	(25,292)

Note 4. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Funds’ securities lending policies, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash or securities of the U.S. government or its agencies or instrumentalities, irrevocable letters of credit issued by a bank, or forms of collateral acceptable under the Trust’s securities lending agreement at least equal at all times to the current market value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Securities lending transactions are entered into pursuant to Securities Lending Authorization Agreements (“SLAA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Funds benefit from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2015:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Global Allocation Fund	$160,102,789	$(208,633,536)	$—	$—
Dividend Equity Fund	4,246,660	(4,219,144)	—	27,516
Small-Cap Equity Fund	12,333,045	(12,426,140)	—	—
Total Return Fund	16,903,372	(18,164,887)	—	—
Fixed Income Fund	9,828,933	(9,875,805)	—	—

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.

70	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

For the period ended March 31, 2015, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral (1)	Security Lending Collateral Non-Cash Collateral(2)
Global Allocation Fund	$208,633,536	$160,102,789	$54,355,491
Dividend Equity Fund	4,219,144	4,246,660	126,001
Small-Cap Equity Fund	12,426,140	12,333,045	407,361
Total Return Fund	18,164,887	16,903,372	1,820,268
Fixed Income Fund	9,875,805	9,828,933	257,737

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt and Sovereign debt.

For the period ended March 31, 2015, the Premier Growth Equity Fund and the Tax-Exempt Fund did not participate in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2014, permanent differences chiefly resulting from net investment losses, foreign currency gains and losses and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in- Capital
Global Allocation Fund	$(419,418)	$(289,512)	$708,930
Dividend Equity Fund	(6,087)	6,807	—
Premier Growth Equity Fund	(29,931)	29,931	—
Small-Cap Equity Fund	244,192	(244,192)	—
Total Return Fund	(8,534)	8,534	—
Tax-Exempt Fund	—	—	—
Fixed Income Fund	178,421	408	(178,829)

At September 30, 2014, the most recent tax year-end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Global Allocation Fund	$25,368,094	$10,546,136	$—	$(704,764)	$(2,701,783)	$(638,938)
Dividend Equity Fund	18,467	635,207	—	(25,309)	—	3,591,021
Premier Growth Equity Fund	—	14,535,597	—	—	(14,580)	79,432,727
Small-Cap Equity Fund	61,796	4,361,502	—	—	—	6,920,220
Total Return Fund	713,341	3,305,743	—	—	—	6,283,732
Tax-Exempt Fund	—	—	72,258	(20,556)	(374,714)	2,410,377
Fixed Income Fund	—	—	—	(27,597)	(3,484,684)	349,160

(1)	Other temporary differences are comprised of dividends payable and organizational expenses.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, and other adjustments.

As of September 30, 2014, the most recent tax year-end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2017		2018		No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Global Allocation Fund	$1,103,986	(2)	$1,597,797	(2)	$—	$—	$2,701,783
Dividend Equity Fund	—		—		—	—	—
Premier Growth Equity Fund	—		—		—	—	—
Small-Cap Equity Fund	—		—		—	—	—
Total Return Fund	—		—		—	—	—
Tax-Exempt Fund	277,095		97,619		—	—	374,714
Fixed Income Fund	—		—		—	2,140,048	2,140,048

(1)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(2)

Includes capital loss acquired due to Global Allocation Fund’s merger with U.S. Equity Fund on September 28, 2012 and the prior year mergers with Highland International Equity Fund and Global Select Equity Fund on September 20, 2013. The Global Allocation Fund’s ability to utilize these capital losses is limited under Internal Revenue Service regulations.

During the year ended September 30, 2014, the Global Allocation Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund utilized capital carryforwards in the amount of $5,196,183, $2,877,315, $59,275 and $1,186,440, respectively.

The tax composition of distributions paid during the years ended September 30, 2014 and September 30, 2013 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
Global Allocation Fund
2014	$—	$11,339,592	$4,076,066	$—
2013	—	21,850,008	24,058,299	—
Dividend Equity Fund
2014	—	411,221	279,443	—
2013	—	267,980	—	—
Premier Growth Equity Fund
2014	—	276,833	11,468,165	—
2013	—	825,743	—	—
Small-Cap Equity Fund
2014	—	—	2,894,526	—
2013	—	—	2,731,468	—
Total Return Fund
2014	—	686,406	—	—
2013	—	751,663	—	—
Tax-Exempt Fund
2014	792,183	21,272	—	—
2013	837,181	14,865	—	—
Fixed Income Fund
2014	—	2,928,491	—	178,829
2013	—	2,436,373	—	235,516

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

Unrealized appreciation and depreciation at March 31, 2015, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$152,389,388	$93,514,085	$58,875,303	$1,835,027,966
Dividend Equity Fund	1,691,416	388,127	1,303,289	18,578,616
Premier Growth Equity Fund	83,685,715	207,470	83,478,245	146,491,670
Small-Cap Equity Fund	9,695,874	1,023,662	8,672,212	47,128,585
Total Return Fund	1,450,829	1,037,048	413,781	81,157,253
Tax-Exempt Fund	1,315,781	3,816	1,311,965	15,393,027
Fixed Income Fund	2,211,612	1,144,299	1,067,313	140,594,510

Under current laws, certain capital losses after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2014, the Funds elected to defer the following losses incurred from November 1, 2013 through September 30, 2014:

Fund	Realized Capital Losses	Ordinary Losses
Global Allocation Fund	$—	$—
Dividend Equity Fund	—	—
Premier Growth Equity Fund	(408)	(14,172)
Small-Cap Equity Fund	—	—
Total Return Fund	—	—
Tax-Exempt Fund	—	—
Fixed Income Fund	(1,344,636)	—

Note 6. Credit Agreement

Effective May 24, 2013, the Funds entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Funds have access to the facility, but aggregate borrowings cannot exceed $25,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus 1.25%. In addition, the Funds agree to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Commitment fees-credit agreement” on the Statement of Operations. On May 23, 2014, the Credit Agreement was amended to extend the expiration date to May 22, 2015. On October 27, 2014, the Credit Agreement was increased to $150,000,000. Additionally, the Funds agreed to pay increased commitment fee expenses of 0.15% on undrawn amounts. For the period ended March 31, 2015, the Global Allocation Fund, Dividend

Equity Fund and Tax-Exempt Fund had interest expense related to the Unsecured Credit Agreement in the amounts of $111,340, $790 and $1,560, respectively. As of the period ended March 31, 2015, none of the Funds had outstanding borrowings. For the period ended March 31, 2015, the Global Allocation Fund, the Dividend Equity Fund and the Tax-Exempt Fund’s average daily note balances were $14,835,165, $109,890 and $217,582, respectively, at a weighted average interest rate of 1.43%.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

Highland serves as the investment adviser to each Fund. For its investment advisory and administrative services, each Fund pays Highland a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with Highland for the period ended March 31, 2015:

Fund	Annual Fee Rate to Highland
Global Allocation Fund	0.40%
Dividend Equity Fund	1.00%
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.30%

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

For the Dividend Equity Fund, Highland provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets.

Sub-Advisory Fees

The Premier Growth Equity Fund is sub-advised by GE Asset Management Incorporated (“GEAM”). The Total Return Fund was sub-advised by GEAM until February 1, 2015, at which time it became sub-advised by First Foundation Advisors (“FFA”). The Tax-Exempt Fund and the Fixed Income Fund are sub-advised by FFA. The Dividend Equity Fund is sub-advised by Brookmont Capital Management, LLC. The Small-Cap Equity Fund is sub-advised by Palisade Capital Management, LLC (“Palisade”). Highland pays each sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the respective Fund.

Expense Limits and Fee Reimbursements

Highland has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Funds pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Global Allocation Fund, the Dividend Equity Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund to 0.65%, 1.00%, 0.95%, 0.95%, 0.65% and 0.65%, respectively, of average daily net assets attributable to any class of the Global Allocation Fund, the Dividend Equity Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund (each, an “Expense Cap” and collectively, the “Expense Caps”). The Expense Caps will continue through at least January 31, 2016, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Trust, on behalf of each Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to a Fund pursuant to its respective Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of such Fund, in the aggregate, would not cause a Fund’s total annual operating expenses in any such year to exceed the amount of its Expense Cap, or any other agreed upon expense limitation for that year, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date such amounts were paid, waived or reimbursed by the Adviser. The Adviser may not recoup any amounts previously paid, waived or reimbursed under an Expense Cap before payment of a Fund’s operating expenses for the year in which the Adviser intends to recoup such amounts.

To the extent Highland waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within thirty-six months after the date a Fund accrues the liability, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2015, the amounts subject to possible future recoupment under the Funds’ expense limitations were the following:

	Expiring
Fund	2016	2017	2018
Global Allocation Fund	$—	$—	$—
Dividend Equity Fund	129,689	90,941	54,690
Premier Growth Equity Fund	—	—	—
Small-Cap Equity Fund	—	55,044	85,924
Total Return Fund	—	—	14,176
Tax-Exempt Fund	—	—	3,089
Fixed Income Fund	—	—	—

During the period ended March 31, 2015, Highland waived $20,711 in administrative fees for the Dividend Equity Fund. This administration fee waiver is voluntary and is subject to termination at any time by Highland without notice.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are advised by the Investment Adviser or its affiliated advisors as of the date of this report.

The Funds pay no compensation to their interested Trustees or any of their officers, all of whom are employees of the Investment Adviser.

Distribution and Shareholder Service Fees

Each Fund has a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Highland Capital Funds

74	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class R shares of the Funds. In addition, the Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares for the Dividend Equity Fund. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $194,968 of front-end sales charges from the sale of Class A shares and $10,477 in contingent deferred sales charges from the redemption of Class C shares of the Funds.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty credit risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Illiquid Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability. For the period ended March 31, 2015, only the Global Allocation Fund was subject to illiquid securities risk.

Indemnification Risk

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

Investments in Foreign Markets Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Senior Loans Risk

The risk that the issuer or a senior loan may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce a Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term inter-

est rates. Therefore, senior loans may not mitigate price declines in a rising long-term interest rate environment. A Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. For the period ended March 31, 2015, only the Global Allocation Fund was subject to senior loans risk.

Short-Selling Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. For the period ended March 31, 2015, only the Global Allocation Fund was subject to short-selling risk.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended March 31, 2015, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Allocation Fund	$—	$—	$1,129,985,165	$491,600,688
Dividend Equity Fund	—	—	1,673,607	10,071,223
Premier Growth Equity Fund	—	—	24,001,751	20,812,526
Small-Cap Equity Fund	—	—	10,572,978	8,948,840
Total Return Fund	14,296,709	21,146,172	62,475,759	57,678,448
Tax-Exempt Fund	—	—	2,738,347	13,180,739
Fixed Income Fund	23,534,176	26,480,523	15,312,851	4,909,801

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

76	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Funds II

The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2015:

Issuer	Shares at September 30, 2014	Shares at March 31, 2015	Market Value			Purchases	Sales
			September 30, 2014	March 31, 2015	Affiliated Income
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	$4,195,723	$3,444,512	$—	$—	$—
Highland/iBoxx Senior Loan, ETF (U.S. Exchange-Traded Funds)	543,198	343,198	10,581,497	6,651,177	127,797	—	3,887,914
Highland Energy MLP Fund (U.S. Master Limited Partnerships)	936,170	2,362,660	11,421,277	25,682,118	520,448	15,520,448	—
K12, Inc. (U.S. Equity)	1,719,900	1,922,525	27,449,604	30,222,093	—	3,046,819	—

	3,209,268	4,638,383	$53,648,101	$65,999,900	$648,245	$18,567,267	$3,887,914

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

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ADDITIONAL INFORMATION (unaudited)

March 31, 2015	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Funds. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Funds during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period October 1, 2014 to March 31, 2015, unless otherwise indicated.

Actual Expenses: The first section of the table for each Fund provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 — 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

Hypothetical Example for Comparison Purposes: The second section of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second section of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Highland Global Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,093.80	0.84%	$4.38	9.38%
Class C	1,000.00	1,090.40	1.59%	8.29	9.04%
Class R	1,000.00	1,092.00	1.09%	5.69	9.20%
Class Y	1,000.00	1,094.70	0.60%	3.13	9.47%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.74	0.84%	$4.23	5.00%
Class C	1,000.00	1,017.00	1.59%	8.00	5.00%
Class R	1,000.00	1,019.50	1.09%	5.49	5.00%
Class Y	1,000.00	1,021.94	0.60%	3.02	5.00%

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ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2015	Highland Funds II

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Highland Dividend Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,018.20	1.38%	$6.94	1.82%
Class C	1,000.00	1,014.60	2.03%	10.20	1.46%
Class Y	1,000.00	1,019.60	1.02%	5.14	1.96%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.05	1.38%	$6.94	5.00%
Class C	1,000.00	1,014.81	2.03%	10.20	5.00%
Class Y	1,000.00	1,019.85	1.02%	5.14	5.00%
Highland Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,076.50	1.10%	$5.69	7.65%
Class C	1,000.00	1,072.80	1.85%	9.56	7.28%
Class R	1,000.00	1,075.20	1.35%	6.98	7.52%
Class Y	1,000.00	1,077.70	0.85%	4.40	7.77%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54	5.00%
Class C	1,000.00	1,015.71	1.85%	9.30	5.00%
Class R	1,000.00	1,018.20	1.35%	6.79	5.00%
Class Y	1,000.00	1,020.69	0.85%	4.28	5.00%
Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,110.80	1.20%	$6.32	11.08%
Class C	1,000.00	1,105.70	1.95%	10.24	10.57%
Class R	1,000.00	1,109.90	1.22%	6.42	10.99%
Class Y	1,000.00	1,111.50	0.97%	5.11	11.15%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.95	1.20%	$6.04	5.00%
Class C	1,000.00	1,015.21	1.95%	9.80	5.00%
Class R	1,000.00	1,018.85	1.22%	6.14	5.00%
Class Y	1,000.00	1,020.09	0.97%	4.89	5.00%
Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,017.40	1.28%	$6.44	1.74%
Class C	1,000.00	1,013.50	2.03%	10.19	1.35%
Class R	1,000.00	1,016.00	1.48%	7.44	1.60%
Class Y	1,000.00	1,018.60	1.04%	5.23	1.86%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.55	1.28%	$6.44	5.00%
Class C	1,000.00	1,014.81	2.03%	10.20	5.00%
Class R	1,000.00	1,017.55	1.48%	7.44	5.00%
Class Y	1,000.00	1,019.75	1.04%	5.24	5.00%

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Highland Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$1,018.60	1.05%	$5.28	1.86%
Class C	1,000.00	1,015.70	1.85%	9.30	1.57%
Class Y	1,000.00	1,020.80	0.87%	4.38	2.08%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.70	1.05%	$5.29	5.00%
Class C	1,000.00	1,015.71	1.85%	9.30	5.00%
Class Y	1,000.00	1,020.59	0.87%	4.38	5.00%
Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,025.40	0.86%	$4.34	2.54%
Class C	1,000.00	1,022.40	1.61%	8.12	2.24%
Class R	1,000.00	1,024.50	1.03%	5.20	2.45%
Class Y	1,000.00	1,026.70	0.61%	3.08	2.67%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.64	0.86%	$4.33	5.00%
Class C	1,000.00	1,016.90	1.61%	8.10	5.00%
Class R	1,000.00	1,019.80	1.03%	5.19	5.00%
Class Y	1,000.00	1,021.89	0.61%	3.07	5.00%

(1)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Semi-Annual Report	79

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 1230

Dallas, Texas 75201

First Foundation Advisors

18/01 Von Karman Ave., Suite 700

Irvine, CA 92612 - 0145

GE Asset Management Incorporated

3001 Summer Street

P.O. Box 7900

Stamford, CT 06904

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Global Allocation Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund, and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

80	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds II	Semi-Annual Report, March 31, 2015

www.highlandfunds.com	HLC-HFII-SEMI-03/15

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2015

Highland Energy MLP Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Energy MLP Fund

Objective

Highland Energy MLP Fund (the “Fund”) seeks to provide investors with current income and capital appreciation.

Net Assets as of March 31, 2015

$57.2 million

Portfolio Data as of March 31, 2015

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Top 10 Holdings as of 03/31/2015 (%)(1)
Targa Resources Corp. (Common Stocks)	12.3
Energy Transfer Equity LP (Master Limited Partnerships)	12.3
Plains All American Pipeline LP (Master Limited Partnerships)	11.7
Williams Cos., Inc. (The) (Common Stocks)	7.7
MarkWest Energy Partners LP (Master Limited Partnerships)	7.7
Kinder Morgan, Inc. (Common Stocks)	7.4
Enterprise Products Partners LP (Master Limited Partnerships)	7.2
SemGroup Corp., Class A (Common Stocks)	5.6
Shell Midstream Partners LP (Master Limited Partnerships)	4.9
Boardwalk Pipeline Partners LP (Master Limited Partnerships)	4.9

(1)	Holdings are calculated as a percentage of total net assets.

Semi-Annual Report	3

FINANCIAL STATEMENTS

March 31, 2015	Highland Energy MLP Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details of the Fund’s holdings and its market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Energy MLP Fund

Shares		Value ($)

Common Stocks - 35.3%

ENERGY - 35.3%
41,077	EnLink Midstream LLC	1,336,646
100,758	Kinder Morgan, Inc.	4,237,881
39,528	SemGroup Corp., Class A	3,215,207
73,211	Targa Resources Corp.	7,012,882
86,876	Williams Cos., Inc. (The)	4,395,057

		20,197,673

	Total Common Stocks (Cost $19,696,732)	20,197,673

Master Limited Partnerships - 81.2%

ENERGY - 81.2%
172,731	Boardwalk Pipeline Partners LP	2,780,969
1,250	Columbia Pipeline Partners LP (a)	34,613
215,129	Crestwood Equity Partners LP	1,290,774
70,992	Dynagas LNG Partners LP	1,368,016
110,666	Energy Transfer Equity LP	7,011,798
23,823	Energy Transfer Partners LP	1,328,132
51,952	EnLink Midstream Partners LP	1,285,292
125,613	Enterprise Products Partners LP	4,136,436
16,791	EQT Midstream Partners LP	1,303,989
66,276	MarkWest Energy Partners LP	4,380,844
46,340	NGL Energy Partners LP	1,215,498
22,739	NuStar Energy LP	1,380,257
137,221	Plains All American Pipeline LP	6,692,268
50,637	Plains GP Holdings LP, Class A	1,436,572
71,937	Shell Midstream Partners LP	2,805,543
31,828	Targa Resources Partners LP	1,316,406
50,367	Tesoro Logistics LP	2,709,745
102,962	Transocean Partners LLC	1,261,284
22,882	Western Gas Equity Partners LP	1,372,920
27,389	Williams Partners LP	1,348,087

		46,459,443

	Total Master Limited Partnerships (Cost $47,610,178)	46,459,443

Units

Warrants (a) - 4.8%

ENERGY - 4.8%
663,481	Kinder Morgan, Inc., expires 05/25/2017	2,720,272

	Total Warrants (Cost $2,598,672)	2,720,272

Total Investments - 121.3%		69,377,388

(Cost $69,905,582)
Other Assets & Liabilities, Net - (21.3)%		(12,181,882)

Net Assets - 100.0%		57,195,506

(a)	Non-income producing security.

See accompanying Notes to Financial Statements.	5

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2015 (unaudited)	Highland Energy MLP Fund

($)
Assets
Investments, at value	69,377,388
Cash	2,308,978
Due from broker	23,529
Receivable for:
Dividends	88
Fund shares sold	77,687
Net deferred tax asset (Note 4)	634,439
Prepaid expenses and other assets	44,946

Total assets	72,467,055

Liabilities
Notes payable (Note 5)	15,000,000

Payable for:
Distributions to shareholders	88
Fund shares redeemed	49,138
Investment advisory and administration fees (Note 6)	32,011
Trustees’ fees	312
Distribution and shareholder service fees (Note 6)	988
Interest expense (Note 5)	17,821
Commitment fee payable (Note 5)	41
Accrued expenses and other liabilities	171,150

Total liabilities	15,271,549

Net Assets	57,195,506

Net Assets Consist of:
Par value (Note 1)	5,263
Paid-in capital	58,298,689
Accumulated net investment loss, net of income taxes	(232,827)
Accumulated net realized loss from investments, net of income taxes	(538,459)
Net unrealized depreciation on investments, net of income taxes	(337,160)

Net Assets	57,195,506

Investments, at cost	69,905,582

6	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (continued)

As of March 31, 2015 (unaudited)	Highland Energy MLP Fund

($)

Class A:
Net assets	10,539,000
Shares outstanding ($0.001 par value; unlimited shares authorized)	971,894

Net asset value per share(a)(b)	10.84

Maximum offering price per share(c)	11.50

Class C:
Net assets	1,440,873
Shares outstanding ($0.001 par value; unlimited shares authorized)	133,172

Net asset value and offering price per share(a)	10.82

Class R:
Net assets	28,738
Shares outstanding ($0.001 par value; unlimited shares authorized)	2,645

Net asset value, offering and redemption price per share	10.86

Class Y:
Net assets	45,186,895
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,155,372

Net asset value, offering and redemption price per share	10.87

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	7

STATEMENT OF OPERATIONS

For the six months ended March 31, 2015 (unaudited)	Highland Energy MLP Fund

($)
Investment Income
Income:
Dividends and distributions	885,977
Return of capital (Note 2)	(796,254)
Interest	256

Total Income	89,979

Expenses:
Investment advisory fees (Note 6)	198,677
Administration fees (Note 6)	39,735
Distribution and shareholder service fees: (Note 6)
Class A	6,341
Class C	4,038
Class R	41
Transfer agent fees	2,383
Trustees fees (Note 6)	1,940
Accounting services fees	10,075
Audit and tax fees	59,611
Legal fees	4,751
Registration fees	26,116
Insurance	2,539
Reports to shareholders	1,328
Interest expense (Note 5)	19,599
Commitment fees-credit agreement (Note 5)	407
Other	2,275

Total operating expenses before waiver and reimbursement (Note 6)	379,856
Less: Expenses waived or borne by the adviser and administrator	(129,715)

Net operating expenses	250,141

Net investment loss, before income taxes	(160,162)

Deferred tax expense (Note 4)	(292,298)
Current tax benefit (Note 4)	349,014

Net investment loss, net of income tax benefit	(103,446)

Net Realized and Unrealized Gain (Loss) on Investments Realized loss on:
Investments	(915,311)
Deferred tax benefit (Note 4)	99,308
Current tax benefit (Note 4)	229,886
Change in unrealized appreciation (depreciation) on:
Investments	(3,334,379)
Deferred tax benefit (Note 4)	1,206,873

Net realized and unrealized loss on investments	(2,713,623)

Total decrease in net assets resulting from operations, net of income taxes	(2,817,069)

8	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2015 (unaudited) ($)	Year Ended September 30, 2014 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss, net of income taxes	(103,446)	(35,475)
Net realized gain (loss) on investments, net of income taxes	(586,117)	38,835
Net change in unrealized depreciation on investments, net of income taxes	(2,127,506)	1,552,365

Net increase (decrease) from operations	(2,817,069)	1,555,725

Distributions to shareholders from:
Earnings and profits
Class A	—	(3,849)
Class C	—	(957)
Class R	—	(84)
Class Y	—	(73,275)
Return of capital
Class A	(85,568)	(19,524)
Class C	(14,203)	(4,857)
Class R	(335)	(425)
Class Y	(785,159)	(371,724)

Total distributions	(885,265)	(474,695)

Increase (decrease) in net assets from operations and distributions	(3,702,334)	1,081,030

Share transactions:
Proceeds from sale of shares
Class A	10,593,120	2,747,437
Class C	1,206,157	481,752
Class R	16,505	10
Class Y	24,496,749	25,940,312
Value of distributions reinvested
Class A	79,929	17,828
Class C	10,366	3,678
Class R	335	549
Class Y	784,776	445,928
Cost of shares redeemed
Class A	(2,491,479)	(73,567)
Class C	(201,851)	(29,808)
Class Y	(6,600,008)	(1,072,393)

Net increase from shares transactions	27,894,599	28,461,726

Total increase in net assets	24,192,265	29,542,756
Net Assets
Beginning of period	33,003,241	3,460,485

End of period	57,195,506	33,003,241

Accumulated net investment loss	(232,827)	(129,381)

See accompanying Notes to Financial Statements.	9

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Energy MLP Fund

	Six Months Ended March 31, 2015 (unaudited)	Year Ended September 30, 2014
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	967,610	227,978
Issued for distribution reinvested	7,213	1,541
Shares redeemed	(229,568)	(6,541)

Net increase in fund shares	745,255	222,978

Class C:
Shares sold	110,321	40,636
Issued for distribution reinvested	934	320
Shares redeemed	(18,484)	(2,528)

Net increase in fund shares	92,771	38,428

Class R:
Shares sold	1,525	1
Issued for distribution reinvested	30	49

Net increase in fund shares	1,555	50

Class Y:
Shares sold	2,260,191	2,156,061
Issued for distribution reinvested	70,346	38,904
Shares redeemed	(610,696)	(87,450)

Net increase in fund shares	1,719,841	2,107,515

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2015 (unaudited)		For the Year Ended September 30,		For the Period Ended September 30, 2012(a)
			2014	2013

Net Asset Value, Beginning of Period	$12.17		$10.32	$10.98	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.05)		(0.13)	(0.08)	0.01
Net realized and unrealized gain/(loss)	(1.05)		2.52	1.06	1.02

Total from investment operations	(1.10)		2.39	0.98	1.03
Less Distributions Declared to Shareholders:
From earnings and profits	—		(0.09)	(1.32)	(0.05)
From return of capital	(0.23)		(0.45)	(0.32)	—

Total distributions declared to shareholders	(0.23)		(0.54)	(1.64)	(0.05)
Net Asset Value, End of Period	$10.84		$12.17	$10.32	$10.98
Total Return(c)	(9.00	)%(d)	23.83%	10.07%	10.31	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$10,539		$2,758	$38	$11
Total operating expenses	2.15%		3.02%	20.12%	6.88%
Waiver/reimbursement	(0.64)%		(1.57)%	(18.88)%	(4.63)%
Net operating expenses(f)	1.51%		1.45%	1.24%	2.25%
Dividends for short positions	—		—	—	0.02%
Net expenses(f)	1.51%		1.45%	1.24%	2.27%
Income tax expense/(benefit)	(8.02)%		(0.39)%	6.18%	—
Total expense, net of income taxes	(6.51)%		1.06%	7.42%	2.27%
Net investment income/(loss), net of income taxes	(0.85)%		(0.68)%	(0.74)%	0.07%
Portfolio turnover rate	37	%(d)	40%	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	11

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2015 (unaudited)		For the Year Ended September 30,		For the Period Ended September 30, 2012(a)
			2014	2013

Net Asset Value, Beginning of Period	$12.16		$10.34	$10.96	$10.00
Income from Investment Operations:
Net investment loss(b)	(0.08)		(0.20)	(0.18)	(0.05)
Net realized and unrealized gain/(loss)	(1.06)		2.52	1.10	1.02

Total from investment operations	(1.14)		2.32	0.92	0.97
Less Distributions Declared to Shareholders:
From earnings and profits	—		(0.08)	(1.22)	(0.01)
From return of capital	(0.20)		(0.42)	(0.32)	—

Total distributions declared to shareholders	(0.20)		(0.50)	(1.54)	(0.01)
Net Asset Value, End of Period	$10.82		$12.16	$10.34	$10.96
Total return(c)	(9.25	)%(d)	23.02%	9.42%	9.69	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$1,441		$491	$20	$11
Total operating expenses	2.88%		3.69%	20.61%	7.53%
Waiver/reimbursement	(0.65)%		(1.59)%	(18.44)%	(4.63)%
Net operating expenses(f)	2.23%		2.10%	2.17%	2.90%
Dividends for short positions	—		—	—	0.02%
Net expenses(f)	2.23%		2.10%	2.17%	2.92%
Income tax expense/(benefit)	(8.02)%		(0.39)%	6.18%	—
Total expense, net of income taxes	(5.79)%		1.71%	8.35%	2.92%
Net investment loss, net of income taxes	(1.52)%		(1.27)%	(1.68)%	(0.58)%
Portfolio turnover rate	37	%(d)	40%	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

12	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class R

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2015 (unaudited)		For the Year Ended September 30,		For the Period Ended September 30, 2012(a)
			2014	2013

Net Asset Value, Beginning of Period	$12.22		$10.34	$10.98	$10.00
Income from Investment Operations:
Net investment loss(b)	(0.05)		(0.12)	(0.16)	(0.01)
Net realized and unrealized gain/(loss)	(1.09)		2.52	1.13	1.03

Total from investment operations	(1.14)		2.40	0.97	1.02
Less Distributions Declared to Shareholders:
From earnings and profits	—		(0.09)	(1.29)	(0.04)
From return of capital	(0.22)		(0.43)	(0.32)	—

Total distributions declared to shareholders	(0.22)		(0.52)	(1.61)	(0.04)
Net Asset Value, End of Period	$10.86		$12.22	$10.34	$10.98
Total return(c)	(9.06	)%(d)	23.84%	10.02%	10.11	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$29		$13	$11	$11
Total operating expenses	2.37%		3.21%	18.83%	7.03%
Waiver/reimbursement	(0.64)%		(1.61)%	(16.86)%	(4.63)%
Net operating expenses(f)	1.73%		1.60%	1.97%	2.40%
Dividends on short positions	—		—	—	0.02%
Net expenses(f)	1.73%		1.60%	1.97%	2.42%
Income tax expense/(benefit)	(8.02)%		(0.39)%	6.18%	—
Total expense, net of income taxes	(6.29)%		1.21%	8.15%	2.42%
Net investment loss, net of income taxes	(0.98)%		(0.71)%	(1.52)%	(0.08)%
Portfolio turnover rate	37	%(d)	40%	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	13

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2015 (unaudited)		For the Year Ended September 30,		For the Period Ended September 30, 2012(a)
			2014	2013

Net Asset Value, Beginning of Period	$12.21		$10.34	$10.99	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.02)		(0.08)	(0.07)	0.04
Net realized and unrealized gain/(loss)	(1.07)		2.52	1.11	1.02

Total from investment operations	(1.09)		2.44	1.04	1.06
Less Distributions Declared to Shareholders:
From earnings and profits	—		(0.09)	(1.37)	(0.07)
From return of capital	(0.25)		(0.48)	(0.32)	—

Total distributions declared to shareholders	(0.25)		(0.57)	(1.69)	(0.07)
Net Asset Value, End of Period	$10.87		$12.21	$10.34	$10.99
Total return(c)	(8.94	)%(d)	24.25%	10.62%	10.63	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$45,187		$29,741	$3,392	$4,193
Total operating expenses	1.85%		2.68%	11.25%	6.53%
Waiver/reimbursement	(0.65)%		(1.58)%	(10.05)%	(4.63)%
Net operating expenses(f)	1.20%		1.10%	1.20%	1.90%
Dividends on short positions	—		—	—	0.02%
Net expenses(f)	1.20%		1.10%	1.20%	1.92%
Income tax expense/(benefit)	(8.02)%		(0.39)%	6.18%	—
Total expense, net of income taxes	(6.82)%		0.71%	7.38%	1.92%
Net investment income/(loss), net of income taxes	(0.45)%		(0.28)%	(0.71)%	0.42%
Portfolio turnover rate	37	%(d)	40%	177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

14	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2015	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises thirteen portfolios although only the following eight are currently being offered including the Highland Energy MLP Fund (‘the Fund”). The following portfolios are reported separately: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Dividend Equity Fund (the “Dividend Equity Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”).

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers four share classes to investors, namely Class A, Class C, Class R and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class R and Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share. Expenses other than those incurred by the specific Fund are allocated pro rata among the Fund and share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith in

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2015, the Fund’s investments consisted of common stocks, master limited partnerships and warrants. The fair value of the Fund’s common stocks, master limited partnerships and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the beginning of the period.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

A summary of the inputs used to value the Fund’s assets as of March 31, 2015 is as follows:

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$20,197,673	$20,197,673	$—	$—
Master Limited Partnerships(1)	46,459,443	46,459,443	—	—
Warrants(1)
Equity Contracts	2,720,272	2,720,272	—	—

Total	$69,377,388	$69,377,388	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

For the period ended March 31, 2015, there were no transfers between Levels 1, 2 or 3.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes and thus will pay entity-level taxes as described below. The Internal Revenue Code of 1986, as amended (the “Code”), generally provides that an investment company registered under the 1940 Act that elects to be treated and qualifies each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Code, including by complying with applicable qualifying income, diversification and distribution requirements, does not pay any entity-level U.S. federal income tax on any income or gains that the investment company distributes to its shareholders. The Fund has previously elected to be treated as a RIC under the Code and, prior to the taxable year ending September 30, 2013, has annually so qualified for the special treatment accorded RICs and their shareholders under the Code.

Upon implementation of the Fund’s revised strategy to concentrate in MLP investments, the Fund is no longer eligible for treatment as a regulated investment company under the Code. Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Fund’s major tax jurisdictions are Texas and Oklahoma.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

In calculating the Fund’s daily NAV, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

the Fund has a net deferred tax asset balance, the Fund will record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund then will assess whether such valuation allowance is needed, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily NAV; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balance as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax liability. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax liability.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The current tax year remains open and subject to examination by tax jurisdictions.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended March 31, 2015 the Fund estimated that approximately 90% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $796,254 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions of all or a portion of its net income (after taxes) to its shareholders. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, Highland Capital Management, L.P. (“HCM”) expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio, the level of allocations of net income and other tax items for the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in the Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

shareholder’s tax liability) when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s NAV. Correspondingly, such amounts, once distributed, will be deducted from the Fund’s NAV. In addition, in the discretion of the Fund, the Fund may determine not to make distributions in quarters in which the Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Fund believes that a distribution may not constitute a tax-free return of capital as described above.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Master Limited Partnerships

Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Note 3. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash or securities of the US government or its agencies or instrumentalities, irrevocable letters of credit issued by a bank, or forms of collateral acceptable under the Trust’s securities lending agreement at least equal at all times to the current market value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower.

Securities lending transactions are entered into pursuant to Securities Lending Authorization Agreements (“SLAA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity allows for full replacement of securities lent.

For the period ended March 31, 2015, the Fund did not participate in securities lending.

Note 4. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The Fund’s income tax provision consists of the following:

	Current	Deferred	Total
Federal Tax (Expense)/Benefit	$548,525	$961,229	$1,509,754
State Tax (Expense)/Benefit	30,375	52,654	83,029

Total Tax (Expense)/Benefit	$578,900	$1,013,883	$1,592,783

Deferred income taxes reflect (i) taxes on unrealized gains/(losses), which are attributable to the difference between fair market value and tax basis and (ii) the net tax effects of temporary differences between the carrying amounts of assets and liability for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of net operating losses.

At March 31, 2015, components of the Fund’s net deferred tax assets were as follows:

Total
Deferred Tax Assets:
Unrealized/Realized Gains/Losses on Investment Securities and Basis Difference	$634,439
Deferred Tax Liabilities:
Unrealized/Realized Gains on Investment Securities and Basis Difference	—

Total Net Deferred Tax Asset	$634,439

Total income taxes have been computed by applying the federal statutory income tax rate of 34% plus a blended state income tax rate of 2.2%. The Fund applied this effective rate to net investment income, realized and unrealized gains on investments before taxes in computing its total income taxes.

The Fund periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence. As referenced in Note 2, when assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized, as the expiration date for the federal net operating loss carryforward is 20 years.

To the extent the Fund has a net capital loss in any tax year, the net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. To the extent the Fund has a net operating loss in any tax year; the net operating loss generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders. As of September 30, 2014, the most recent tax year end, the Fund did not have any capital loss carryovers.

The tax composition of distributions paid during the six months ended March 31, 2015 and year ended September 30, 2014 were as follows:

Year	Return of Capital	Earnings & Profits
2015	$885,265	$—
2014	396,530	78,165

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

Unrealized appreciation and depreciation at March 31, 2015, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$2,330,366	$2,858,560	$(528,194)	$106,245	$69,271,143

Note 5. Credit Agreement

Effective May 24, 2013, the Fund entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Fund had access to the facility, but aggregate borrowings cannot exceed $25,000,000. Interest is charged to the Fund based on its borrowings at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus 1.25%. In addition, the Fund agrees to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Commitment fees — credit agreement” on the Statement of Operations. On May 23, 2014, the Credit Agreement was amended to extend the expiration date to May 22, 2015. On October 27, 2014, the Credit Agreement was increased to $150,000,000. Additionally, the Fund agreed to pay increased commitment fee expenses of 0.15% on undrawn amounts. Included in the Statement of Operations is $19,599 of interest expense related to the Credit Agreement and $407 of commitment fees. As of March 31,2015, the fair value of the outstanding debt under the Credit Agreement was estimated to be $15,043,725, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.64% over the 11 month risk free rate. For the period ended March 31, 2015, the Fund’s average daily note balance was $2,472,527, at a weighted average interest rate of 1.43%.

Note 6. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory and Administration Fees

Highland serves as the investment adviser to the Fund. For its investment advisory and administrative services, the Fund pays Highland a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with Highland for the period ended March 31, 2015 was 1.00%.

Sub-Advisory Fees

HCM is the investment sub-adviser to the Fund. Highland pays the sub-adviser an investment sub-advisory fee out of the advisory fee that it receives from the Fund.

Expense Limits and Fee Reimbursements

Highland has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, such as deferred tax expenses, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2016, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

To the extent Highland waives its fee or reimburses expenses to satisfy the contractual limitation set forth above (the “cap”), it may seek repayment of a portion or all of such amounts at any time within 36 months after the date such amounts were waived or reimbursed, subject to the cap. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2015, the amount subject to possible future recoupment under the Fund’s expense limitation agreement is $286,066 expiring in 2016, $156,187 expiring in 2017 and $91,966 expiring in 2018.

Highland provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the period ended March 31, 2015, Highland waived $37,749 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by Highland without notice.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are advised by the

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2015	Highland Energy MLP Fund

Investment Adviser or its affiliated advisors as of the date of this report.

The Fund pays no compensation to its interested Trustees or any of its officers, all of whom are employees of the Investment Adviser.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund. In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares and 0.25% of the average daily net assets attributable to Class R shares. Currently Class Y shares are not subject to a 12b-1 fee.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Indemnification Risk

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended March 31, 2015, were as follows:

Other Securities
Purchases	Sales
$57,320,723	$16,233,789

Note 9. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2015 were:

Number	% of Fund Held
3	29.28%

Investment activities of these shareholders could have a material impact on the Fund.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events for the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events.

On April 16, 2015, the Fund’s Board approved the termination of the Amended and Restated Investment Sub-Advisory Agreement, dated February 8, 2013, by and between Highland Capital Management Fund Advisors, L.P. (“HCMFA”) and HCM on behalf of the Fund (“the Agreement”) effective April 30, 2015. Beginning on May 1, 2015, HCMFA will directly manage the assets of the Fund and the Fund will continue to be managed by the same portfolio managers, each of whom is also an employee of HCMFA. There will be no change to the amount of the investment advisory fee that the Fund pays as a result of the termination of the Agreement.

22	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2015	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period October 1, 2014 through March 31, 2015, unless otherwise indicated.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)	Actual Returns for Period
Highland Energy MLP Fund
Actual Fund Return
Class A	$1,000.00	$910.00	1.51%	$7.19	(9.00)%
Class C	1,000.00	907.50	2.23%	10.61	(9.25)%
Class R	1,000.00	909.40	1.73%	8.24	(9.06)%
Class Y	1,000.00	910.60	1.20%	5.72	(8.94)%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,017.40	1.51%	$7.59	5.00%
Class C	1,000.00	1,013.81	2.23%	11.20	5.00%
Class R	1,000.00	1,016.31	1.73%	8.70	5.00%
Class Y	1,000.00	1,018.95	1.20%	6.04	5.00%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Semi-Annual Report	23

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Adviser

Highland Capital Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Underwriter

Highland Capital Funds

Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Energy MLP Fund. The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to their portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-877-665-1287.

24	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Energy MLP Fund	Semi-Annual Report, March 31, 2015

www.highlandfunds.com	HLC-MLP-SEMI-03/15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date:    June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date:    June 5, 2015

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Secretary and Principal Financial Officer
(Principal Financial Officer)

Date:    June 5, 2015